UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective May 1, 2018, the individuals responsible for the day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Mark S. Lindbloom, Carl L. Eichstaedt, Julien A. Scholnick, Frederick R. Marki and John Bellows. These investment professionals, all of whom are employed by Western Asset Management Company, LLC (formerly known as Western Asset Management Company), work together with a broader investment management team. It is anticipated that Mr. Eichstaedt will step down as a member of the portfolio management team effective on or about December 31, 2018. For additional information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Core Bond Fund

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

Western Asset Core Bond Fund	III

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

IV	Western Asset Core Bond Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Performance review

For the six months ended June 30, 2018, Class I shares of Western Asset Core Bond Fund returned -1.84%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned -1.62% for the same period. The Lipper Core Bond Funds Category Average1 returned -1.67% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	-2.02%
Class C	-2.35%
Class C1	-2.20%
Class FI	-2.01%
Class R	-2.25%
Class I	-1.84%
Class IS	-1.82%
Bloomberg Barclays U.S. Aggregate Index	-1.62%
Lipper Core Bond Funds Category Average	-1.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 536 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

be higher or lower than the performance shown. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.47%, 1.88%, 2.21%, 2.58%, 2.26%, 2.94% and 2.98%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A, Class C, Class FI, Class R, Class I and Class IS shares would have been 2.43%, 1.87%, 2.57%, 2.25%, 2.85% and 2.97%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.87%, 1.54%, 1.24%, 0.82%, 1.17%, 0.56% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Western Asset Core Bond Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.02%	$1,000.00	$979.80	0.82%	$4.03	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-2.35	1,000.00	976.50	1.52	7.45	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	-2.20	1,000.00	978.00	1.20	5.89	Class C1	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	-2.01	1,000.00	979.90	0.81	3.98	Class FI	5.00	1,000.00	1,020.78	0.81	4.06
Class R	-2.25	1,000.00	977.50	1.14	5.59	Class R	5.00	1,000.00	1,019.14	1.14	5.71
Class I	-1.84	1,000.00	981.60	0.45	2.21	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-1.82	1,000.00	981.80	0.42	2.06	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 37.0%
FHLMC — 5.9%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-8/1/47	$76,874,974	$80,311,708
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	6,071,308	6,471,199
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	893,323	990,637
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-5/1/48	121,943,917	124,988,825
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	501,081	558,234
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	18,506,218	18,583,380
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,404,221	2,576,863
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	523,618	577,731
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/1/47	71,000,000	70,632,853	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	5/15/48	24,300,000	23,350,781	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	7/1/48	75,800,000	73,370,801	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/48	127,600,000	130,068,922	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	7/1/48	8,000,000	8,325,360	(a)
Total FHLMC				540,807,294
FNMA — 17.6%
Federal National Mortgage Association (FNMA)	4.500%	4/1/41	975,910	1,027,225
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-9/1/57	67,616,508	70,805,362
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	460,775,216	471,958,650
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/48	23,948,711	25,445,406
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	6,171,549	6,792,575
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	690,926
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	50,345	51,402
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,457,903	2,703,692
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	5,240,000	5,092,847
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	3,214,586	3,112,144
Federal National Mortgage Association (FNMA)	3.150%	3/1/28	1,840,000	1,796,855
Federal National Mortgage Association (FNMA)	3.580%	6/1/28	4,736,500	4,778,938
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,327,842	1,464,893
Federal National Mortgage Association (FNMA)	3.000%	7/1/33-7/1/47	171,005,000	165,900,477	(a)
Federal National Mortgage Association (FNMA)	3.500%	7/1/33- 7/1/48	213,200,000	213,847,824	(a)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	3,332,965	3,609,557
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.969%)	3.430%	11/1/35	601,647	626,979	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	83,890,926	83,638,878
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-1/1/47	40,903,665	39,740,898
Federal National Mortgage Association (FNMA)	4.000%	7/1/47	103,250,000	105,271,627	(a)

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	7/1/48-8/1/48	$297,200,000	$309,132,931	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/48	86,400,000	91,537,962	(a)
Total FNMA				1,609,028,048
GNMA — 13.5%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	39,947	43,702
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	5,741,005	6,376,980
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	42,004	43,120
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	2,652,955	2,921,949
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	254,686	278,380
Government National Mortgage Association (GNMA)	5.000%	1/15/40	65,805	69,864
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	3,651,888	4,017,536
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	749,577	856,612
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-5/20/48	33,551,210	34,950,701
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-6/20/48	43,602,348	45,879,210
Government National Mortgage Association (GNMA) II	3.500%	7/1/47	15,900,000	15,962,419	(a)
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	38,965,064	39,989,996
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-12/20/47	81,446,782	81,874,659
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	90,584,468	88,709,293
Government National Mortgage Association (GNMA) II	4.000%	7/20/48	280,100,000	287,102,508	(a)
Government National Mortgage Association (GNMA) II	3.000%	7/20/48	78,000,000	76,316,599	(a)
Government National Mortgage Association (GNMA) II	4.500%	7/20/48	483,440,000	502,555,145	(a)
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	48,900,000	51,343,780	(a)
Total GNMA				1,239,292,453
Total Mortgage-Backed Securities (Cost — $3,408,573,482)				3,389,127,795

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 27.5%
Consumer Discretionary — 1.4%
Automobiles — 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$1,060,000	$1,011,261	(e)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	980,000	965,857	(e)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	2,285,000	2,255,095	(e)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,430,000	2,107,421
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,092,700
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,720,000	3,680,315
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,548,330
General Motors Co., Senior Notes	5.150%	4/1/38	890,000	849,597
General Motors Co., Senior Notes	6.250%	10/2/43	4,764,000	4,952,846
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,225,000	1,198,231
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,290,000	1,268,693
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,060,000	1,027,477
Total Automobiles				25,957,823
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,212,151
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,800,000	2,741,147
McDonald’s Corp., Senior Notes	4.875%	12/9/45	6,555,000	6,908,219
Total Hotels, Restaurants & Leisure				12,861,517
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	2,920,000	2,894,788
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,810,303
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,310,000	3,200,770
Total Household Durables				8,905,861
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,880,000	6,601,824
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	2,957,713
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	3,776,142
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,630,000	2,587,265
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	94,655
Total Internet & Direct Marketing Retail				16,017,599
Media — 0.7%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	47,376
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,200,000	2,738,826
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.375%	5/1/47	1,510,000	1,376,000

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	$4,200,000	$4,196,727
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	311,000	315,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,790,061
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,550,000	8,957,980
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	398,135
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,570,000	3,382,385
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	2,920,725
Comcast Corp., Senior Notes	7.050%	3/15/33	3,880,000	4,828,526
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,307,626
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	683,536
Comcast Corp., Senior Notes	3.900%	3/1/38	5,090,000	4,628,222
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,030,000	3,007,728	(e)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	450,000	511,489
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	2,330,000	2,417,204
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,720,000	2,735,374
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,330,000	1,414,831
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	910,000	972,918
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,648,000	5,542,443
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	20,000	18,666
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	716,711
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	348,743
Warner Media LLC, Senior Notes	4.750%	3/29/21	2,260,000	2,333,557
Warner Media LLC, Senior Notes	3.800%	2/15/27	3,860,000	3,651,873
Warner Media LLC, Senior Notes	6.100%	7/15/40	10,000	10,790
Total Media				63,253,552
Specialty Retail — 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,430,000	2,169,333
Total Consumer Discretionary				129,165,685

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 2.0%
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$2,800,000	$2,763,114
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,457,148
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	14,780,000	14,483,004
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	13,420,000	13,853,026
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,421,039
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,470,000	2,457,805
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	6,630,000	6,627,888
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	889,528
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,750,000	2,710,564
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	408,861
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	472,054
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,240,000	6,421,182	(e)
Total Beverages				58,965,213
Food & Staples Retailing — 0.2%
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	5,988,327	6,384,751
CVS Health Corp. Pass-Through Trust, Secured Trust	6.943%	1/10/30	493,725	555,798
Kroger Co. (The), Senior Notes	5.150%	8/1/43	180,000	182,358
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,240,000	3,024,992
Walmart, Inc., Senior Notes	3.700%	6/26/28	10,310,000	10,409,527
Total Food & Staples Retailing				20,557,426
Food Products — 0.4%
Danone SA, Senior Bonds	2.589%	11/2/23	7,250,000	6,836,409	(e)
Danone SA, Senior Notes	2.077%	11/2/21	4,710,000	4,506,229	(e)
Danone SA, Senior Notes	2.947%	11/2/26	4,820,000	4,439,358	(e)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,051,186	(e)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	1,818,000	1,880,854
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	60,000	59,460
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	1,510,000	1,493,839
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	260,000	259,514
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,250,000	2,190,325
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	3,294,000	2,971,441
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,165,726
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	555,620
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,640,189
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	6,300,000	5,470,750
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	679,550	(e)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,825,704	(e)

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	$670,000	$672,056	(e)
Total Food Products				37,698,210
Tobacco — 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	2,730,000	2,916,606
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,366,305
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,807,349
Altria Group Inc., Senior Notes	5.375%	1/31/44	691,000	750,565
BAT Capital Corp., Senior Notes	3.557%	8/15/27	19,820,000	18,475,807	(e)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	6,440,000	6,036,971	(e)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	4,830,000	4,768,516
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,723,487
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,506,171
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	8,440,000	8,102,051
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,541,367
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,242,235
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,011,433
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,412,328
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	1,982,891
Total Tobacco				61,644,082
Total Consumer Staples				178,864,931
Energy — 4.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	3,490,000	3,470,560
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,283,363
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,716,013	(e)
Total Energy Equipment & Services				8,469,936
Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	166,249
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,620,000	2,961,049
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	20,420,000	19,086,660
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,298,744
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	568,588
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,683,043
Apache Corp., Senior Notes	5.250%	2/1/42	7,680,000	7,651,110
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,463,041
Apache Corp., Senior Notes	4.250%	1/15/44	20,260,000	17,978,218
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	1,250,000	1,240,543

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	$9,830,000	$9,402,976
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	161,635
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,134,406
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	7,270,000	7,135,868
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	1,000,000	993,124
Chevron Corp., Senior Notes	2.954%	5/16/26	2,770,000	2,660,266
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,925,000	2,813,803
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	9,682,902
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	8,060,000	8,110,472
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,232,120
Concho Resources Inc., Senior Notes	4.300%	8/15/28	4,260,000	4,278,430
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	448,094
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,250,000	3,319,266
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	790,274
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,525,000	2,466,462
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	413,239
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,710,000	8,500,428
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,586,499
Devon Energy Corp., Senior Notes	5.000%	6/15/45	6,130,000	6,258,917
Ecopetrol SA, Senior Notes	5.875%	5/28/45	33,970,000	32,346,234
El Paso Natural Gas Co., LLC, Senior Notes	8.375%	6/15/32	3,010,000	3,787,835
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	631,849
EOG Resources, Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,925,857
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	3,290,000	3,203,359
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	4,090,000	4,173,218
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	10,810,000	10,870,968	(e)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	8,406,850	(e)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	3,130,000	3,168,734	(e)
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	783,873
Kerr-McGee Corp., Notes	7.875%	9/15/31	9,250,000	11,756,124
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,760,000	2,754,122
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	379,836
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,007,814
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	4,080,000	3,971,418
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	456,817
MPLX LP, Senior Notes	4.000%	3/15/28	7,490,000	7,137,654
MPLX LP, Senior Notes	4.500%	4/15/38	4,810,000	4,456,869
MPLX LP, Senior Notes	4.700%	4/15/48	8,450,000	7,865,154

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Noble Energy Inc., Senior Notes	4.150%	12/15/21	$4,560,000	$4,636,539
Noble Energy Inc., Senior Notes	3.850%	1/15/28	3,860,000	3,696,016
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,624,352
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,790,000	9,837,938
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,220,000	1,217,574
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,520,000	2,382,921
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	5,922,049
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,871,396
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,800,000	2,742,846
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	7,720,000	7,699,982	(e)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,231,880
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,318,933
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	27,880,000	26,750,860	(e)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,343,000	4,261,569
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,499,000
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,001,526
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,510,000	11,436,215
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	5,000,000	4,727,000
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	2,780,000	2,764,959	(e)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,460,000	4,452,224	(e)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,740,000	2,811,962
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,008,676
Shell International Finance BV, Senior Notes	2.875%	5/10/26	7,430,000	7,067,928
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,700,238
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,560,000	4,684,606
Shell International Finance BV, Senior Notes	4.000%	5/10/46	9,590,000	9,310,909
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	6,200,000	6,332,730	(e)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,450,000	5,767,028
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,120,000	17,137,192
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,834,193
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	413,475
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,361
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,427,668
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,940,000	2,000,728
Total Oil, Gas & Consumable Fuels				433,175,484
Total Energy				441,645,420

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 9.7%
Banks — 7.4%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	$2,260,000	$2,223,494	(e)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.459%	4/12/23	2,400,000	2,398,632	(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	7,200,000	7,049,136
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,400,000	1,281,258
Banco Santander SA, Senior Notes	4.379%	4/12/28	3,800,000	3,640,390
Bank of America Corp., Senior Notes	2.600%	1/15/19	347,000	346,807
Bank of America Corp., Senior Notes	3.300%	1/11/23	5,130,000	5,057,898
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,665,644
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,502,000	2,427,285	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,690,000	8,606,537	(d)
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,533,362
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	4,938,056
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	8,610,000	8,229,675	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	11,620,000	10,955,314	(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,290,000	10,923,099
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	16,840,000	15,203,281	(d)
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,220,000	1,224,797
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,076,421
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,171,472
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	18,000,000	17,805,405
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,467,607
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	2,200,000	2,149,742	(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,133,412	(e)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	5,470,000	5,429,680	(d)
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, Senior Notes	2.700%	8/20/18	5,920,000	5,922,074
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year Swap Rate + 1.483%)	4.375%	3/1/33	7,620,000	7,157,314	(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,148,183	(e)
Citigroup Inc., Senior Notes	3.300%	4/27/25	13,460,000	12,924,219
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	20,160,000	18,978,125	(d)

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes	8.125%	7/15/39	$600,000	$846,457
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,858,000	7,849,632
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,021,615
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	5,080,000	5,056,738
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,232,370
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,466,231
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	29,230,000	28,783,872
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	543,270
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	766,770
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	763,890
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,641,731
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	763,606
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	164,153	(e)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	9,410,000	8,792,529	(e)
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,750,000	1,690,250
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	4,838,000	5,200,850	(d)(e)(f)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	1,480,000	1,461,988
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	1,500,000	1,536,322	(e)
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	14,740,000	14,401,103
Cooperatieve Rabobank UA, Subordinated Notes	4.625%	12/1/23	3,930,000	3,963,281
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	10,080,000	9,897,630
Cooperatieve Rabobank UA, Subordinated Notes	3.750%	7/21/26	5,000,000	4,688,659
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	7,534,450	(d)(e)(f)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	3,300,000	3,293,210	(e)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	4,680,000	4,280,205	(d)(e)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	7,410,000	7,639,492
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,700,183
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,565,501
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	8,736,925	(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	12,460,000	12,600,029	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,131,751
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,014,710
ING Bank NV, Senior Notes	2.500%	10/1/19	2,690,000	2,670,959	(e)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,338,781	(e)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	$8,490,000	$7,843,451	(e)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,530,000	2,327,955	(e)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	11,500,000	9,941,131	(e)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	6,990,000	6,003,476	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	11,680,000	10,614,856	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,950,000	12,774,309	(e)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,779,000	5,909,779
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	617,300
JPMorgan Chase & Co., Senior Notes	3.625%	12/1/27	8,950,000	8,431,164
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	1,600,000	1,568,581
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	11,918,818
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	10,850,000	10,791,062
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	3,960,000	4,039,413
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	990,000	978,634
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	105,863	(e)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,435,693
Lloyds Banking Group PLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	10,760,000	10,258,768	(d)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,600,000	2,569,974
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	4,927,489
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,422,620	(e)
Royal Bank of Canada	1.875%	2/5/20	7,660,000	7,541,110
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	4,350,000	4,251,387
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	4,030,000	4,029,880
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	15,000,000	15,027,328	(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,262,128
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	1,944,717
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	834,847	(e)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,650,000	2,610,463
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	645,436	(e)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	6,590,000	6,902,363	(e)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	5,190,000	5,199,714
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,590,000	5,590,664
UBS AG, Senior Notes	4.500%	6/26/48	200,000	204,419	(e)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,128,334	(e)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,031,499	(e)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,200,000	17,108,030	(e)

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
US Bank NA, Senior Notes	3.150%	4/26/21	$3,960,000	$3,970,426
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/30/18	22,760,000	22,475,500	(d)(f)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	898,275	(d)(f)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	619,767
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	7,930,807
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	1,981,752
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	150,984
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	18,295,000	18,062,934
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	502,281
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,832,768
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,613,524
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	4,939,434
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	11,552,928
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	14,650,000	14,209,059
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,648
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,860,000	4,784,820
Total Banks				676,434,024
Capital Markets — 1.5%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,406,327
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	5,750,000	5,599,764	(e)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	9,118,000	8,590,695	(d)(e)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	510,789
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,863,585
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	2,922,763
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 9/10/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	9/10/18	32,000	26,979	(d)(f)
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,650,844
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,140,000	5,324,988
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	399,826
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	956,753
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	342,618
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	15,000,000	14,650,192	(d)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,131,643
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,498,510
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	10,705,588

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	$10,000,000	$9,490,473	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	9,080,000	8,646,769	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,900,000	10,756,897	(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,159,251
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	2,820,000	2,797,187
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,310,262
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,042,199
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	13,300,000	13,265,164
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	386,808	(e)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/2/18	1,430,000	0	*(b)(c)(f)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(b)(c)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(b)(c)(i)(j)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,720,000	2,842,806
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	10,830,000	10,445,240	(d)
State Street Corp., Senior Notes	3.300%	12/16/24	1,170,000	1,148,964
Total Capital Markets				141,873,884
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,574
American Express Credit Corp., Senior Notes	2.375%	5/26/20	4,500,000	4,435,913
Total Consumer Finance				4,446,487
Diversified Financial Services — 0.4%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	7,073,000	7,211,326
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	484,654
Banco Nacional de Comercio Exterior SNC/Cayman Islands, Subordinated Notes (UST Yield Curve CMT 5 year + 3.000%)	3.800%	8/11/26	8,080,000	7,793,241	(d)(e)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	205,133
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	7,744,000	7,572,197
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.820%	12/21/65	4,180,000	3,887,400	(d)(e)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	$3,740,000	$4,294,083
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,647,942	(e)
Total Diversified Financial Services				35,095,976
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	830	1,116	(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.337%	2/12/23	3,993	4,058	(d)(e)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	5,673,000	5,857,373	(d)
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	6,560,000	5,837,143
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	926,354
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,139,742
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,300,000	1,261,730
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	7,107,000	7,551,187
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	2,880,000	2,869,692	(e)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	1,590,000	1,573,674	(e)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	104,000	137,960	(e)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,908,000	4,123,127	(e)
Total Insurance				31,283,156
Total Financials				889,133,527
Health Care — 2.1%
Biotechnology — 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,450,000	2,376,410
Amgen Inc., Senior Notes	2.125%	5/1/20	1,080,000	1,062,205
Amgen Inc., Senior Notes	3.875%	11/15/21	2,200,000	2,233,167
Celgene Corp, Senior Notes	5.250%	8/15/43	1,150,000	1,181,180
Celgene Corp., Senior Notes	2.250%	8/15/21	3,040,000	2,926,585
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,192,002
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	586,128
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,684,209
Celgene Corp., Senior Notes	5.000%	8/15/45	1,930,000	1,896,769
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	2,820,000	2,786,222
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,330,000	1,314,431
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,630,000	1,634,325
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,910,000	1,887,589
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	801,485

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	$4,430,000	$4,583,176
Total Biotechnology				30,145,883
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,220,000	5,140,015
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,050,000	2,165,627
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,110,000	4,441,847
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	7,170,000	6,896,523
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,372,000	1,341,315
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	1,955,517
Medtronic Inc.	4.625%	3/15/45	3,230,000	3,431,970
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	39,718
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,352,485
Total Health Care Equipment & Supplies				28,765,017
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	810,828
Aetna Inc., Senior Notes	3.875%	8/15/47	2,240,000	2,012,365
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,011,400
Anthem Inc., Senior Notes	2.950%	12/1/22	4,050,000	3,937,384
Anthem Inc., Senior Notes	3.350%	12/1/24	2,000,000	1,934,869
Anthem Inc., Senior Notes	3.650%	12/1/27	4,130,000	3,919,976
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,341,186
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	2,680,000	2,528,301
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	379,868
CVS Health Corp., Senior Notes	3.350%	3/9/21	2,480,000	2,478,850
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	201,476
CVS Health Corp., Senior Notes	3.700%	3/9/23	12,560,000	12,509,629
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,830,000	5,807,560
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	4,984,021
CVS Health Corp., Senior Notes	4.300%	3/25/28	32,080,000	31,706,286
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,800,000	5,898,392
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,810,000	2,870,711
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	730,781
Humana Inc., Senior Notes	3.950%	3/15/27	4,160,000	4,098,274
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	870,808
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,298,203
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	278,453
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,780,000	3,686,857

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	$3,490,000	$3,470,180
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,635,791
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,930,000	2,902,245
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,141,239
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	771,085
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,093,252
Total Health Care Providers & Services				109,310,270
Pharmaceuticals — 0.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,590,000	1,565,886
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,414,988
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	6,520,000	6,186,587
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	1,051,000	1,015,474
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,490,000	2,386,176
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	2,550,000	2,508,202
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,290,000	3,187,915
Merck & Company, Inc., Senior Notes	2.750%	2/10/25	2,000,000	1,913,699
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,390,000	1,697,559
Total Pharmaceuticals				24,876,486
Total Health Care				193,097,656
Industrials — 1.3%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	255,679
Boeing Co., Senior Notes	4.875%	2/15/20	3,940,000	4,070,029
Boeing Co., Senior Notes	5.875%	2/15/40	500,000	631,578
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,279,000	6,180,962
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	639,170
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,920,000	7,636,381
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,730,000	10,201,616
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	3,310,000	3,115,898
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,286,370
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	21,661
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,460,000	1,445,929
Total Aerospace & Defense				35,485,273
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	3,900,000	3,920,831
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	1,310,000	1,248,371
Total Air Freight & Logistics				5,169,202

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — 0.0%
Airbus SAS Pass-Through-Trust	8.027%	10/1/19	$385,950	$391,980	(e)
Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	309,736	332,967
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	139,889	152,675
Delta Air Lines Inc. Pass-Through-Trust	7.575%	3/1/19	304,901	307,950	(c)
Total Airlines				1,185,572
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,910,000	2,848,235
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,560,000	3,498,454
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	972,153
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,061,210
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	424,773
Total Commercial Services & Supplies				8,804,825
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	349,505
Eaton Corp., Senior Notes	2.750%	11/2/22	6,270,000	6,093,700
Eaton Corp., Senior Notes	4.150%	11/2/42	3,980,000	3,852,438
Total Electrical Equipment				10,295,643
Industrial Conglomerates — 0.4%
General Electric Capital, Senior Notes	4.375%	9/16/20	1,063,000	1,089,102
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,397,506
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	875,318
General Electric Co., Senior Notes	6.875%	1/10/39	23,095,000	29,299,178
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,843,722
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	701,199
Total Industrial Conglomerates				36,206,025
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,030,000	1,027,416
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	766,998
Total Machinery				1,794,414
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,520,000	2,521,805
Union Pacific Corp., Senior Notes	3.950%	9/10/28	11,240,000	11,316,732
Union Pacific Corp., Senior Notes	4.500%	9/10/48	6,110,000	6,236,641
Total Road & Rail				20,075,178
Trading Companies & Distributors — 0.0%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	3,840,000	4,150,619	(e)
Total Industrials				123,166,751

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 1.7%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	4.854%	4/27/35	$1,730,000	$1,770,386
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,179,613
Total Communications Equipment				3,949,999
Internet Software & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	14,250,000	13,496,863	(e)
IT Services — 0.2%
Mastercard, Inc., Senior Notes	3.375%	4/1/24	2,850,000	2,845,875
Visa Inc., Senior Notes	2.200%	12/14/20	1,520,000	1,495,842
Visa Inc., Senior Notes	3.150%	12/14/25	6,830,000	6,613,701
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,562,287
Total IT Services				14,517,705
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,400,000	3,158,632
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	570,000	540,099
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	957,068
Intel Corp., Senior Notes	3.734%	12/8/47	1,089,000	1,028,671
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	7,240,000	7,366,496
Total Semiconductors & Semiconductor Equipment				13,050,966
Software — 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	14,930,000	13,825,958
Microsoft Corp., Senior Notes	2.875%	2/6/24	7,800,000	7,642,072
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,083,039
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,104,202
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	249,412
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	52,194
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,870,000	2,798,255
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,176,490
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,940,000	4,914,267
salesforce.com Inc., Senior Notes	3.700%	4/11/28	15,490,000	15,397,999
Total Software				58,243,888
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	4,320,000	4,242,029
Apple Inc., Senior Notes	2.450%	8/4/26	11,160,000	10,254,212
Apple Inc., Senior Notes	3.850%	8/4/46	4,590,000	4,340,158
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	11,220,000	11,250,755	(e)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — continued
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	$18,200,000	$18,478,475	(e)
Total Technology Hardware, Storage & Peripherals				48,565,629
Total Information Technology				151,825,050
Materials — 1.7%
Chemicals — 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	612,000	632,180
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,021,338	(e)
Nutrien Ltd., Senior Notes	4.875%	3/30/20	690,000	704,573
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,154,721	(e)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	970,000	968,178	(e)
Total Chemicals				16,480,990
Metals & Mining — 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	10,070,000	9,544,786	(e)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,470,000	2,303,091	(e)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	924,000	956,534
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	934,910
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	9,500,000	10,637,228
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	435,756
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	9,480,000	10,660,497
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	5,460,000	5,935,020	(d)(e)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	16,040,000	15,318,681	(e)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,684,400
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	727,327
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,720,000	4,777,985	(e)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,210,000	1,197,623	(e)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,795,853	(e)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,770,000	3,565,045	(e)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	19,880,000	19,743,072
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,374,877
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	18,210,000	19,766,955
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,464,000	8,417,153
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	6,995,625
Total Metals & Mining				136,772,418
Total Materials				153,253,408

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$4,380,000	$4,330,758	(e)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,600,000	1,629,466	(e)
Total Real Estate				5,960,224
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.6%
AT&T Inc., Senior Notes	5.800%	2/15/19	2,000,000	2,034,635
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	758,090
AT&T Inc., Senior Notes	4.350%	6/15/45	5,370,000	4,565,931
AT&T Inc., Senior Notes	4.500%	3/9/48	7,978,000	6,904,006
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,410,000	1,302,076	(e)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	493,873
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,052,714
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	2,200,000	2,131,421
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	3,150,000	3,047,399
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	2,342,000	2,412,419
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,850,000	2,760,471
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	3,672,689
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,070,000	6,018,005
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	8,422,439	8,364,575	(e)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,450,000	2,378,944
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,394,000	5,359,210
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,840,000	2,723,988
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	662,582
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,530,000	2,315,716
Total Diversified Telecommunication Services				58,958,744
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,470,000	2,540,335
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,984,368
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,688,000	1,641,317	(e)
Sprint Spectrum Co. LLC /Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	6,730,000	6,695,004	(e)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	20,556,250	20,376,383	(e)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	18,170,000	17,989,758
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	9,440,000	9,449,247
Total Wireless Telecommunication Services				63,676,412
Total Telecommunication Services				122,635,156

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 1.4%
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	$300,000	$368,467
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,580,000	1,501,434	(e)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,740,000	10,484,925	(e)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	874,174
Duke Energy Corp., Senior Notes	2.400%	8/15/22	8,550,000	8,231,188
Duke Energy Corp., Senior Notes	3.150%	8/15/27	9,560,000	8,890,931
Duke Energy Corp., Senior Notes	3.750%	9/1/46	2,500,000	2,211,136
Duke Energy Corp., Senior Notes	3.950%	8/15/47	1,440,000	1,319,832
Exelon Corp., Senior Notes	5.625%	6/15/35	2,215,000	2,570,546
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,342,867
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	16,863,000	16,389,721
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	15,995,000	20,777,802
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	2,200,000	2,258,196
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	5,800,000	5,218,371
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	7,320,000	7,925,006
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	4,948,164
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	4,180,000	3,869,239	(e)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	7,450,000	7,596,388	(e)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	4,404,000	4,025,256
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,920,000	14,044,094	(e)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,204,561
Total Utilities				129,052,298
Total Corporate Bonds & Notes (Cost — $2,608,321,775)				2,517,800,106
Collateralized Mortgage Obligations (g) — 13.7%
Alternative Loan Trust, 2006-OA8, 1A1 (1 mo. LIBOR + 0.190%)	2.281%	7/25/46	994,802	935,219	(d)
American Home Mortgage Investment Trust, 2004-4, 1A1 (1 mo. USD LIBOR + 0.680%)	2.771%	2/25/45	2,107,554	2,111,110	(d)
APS Resecuritization Trust, 2015-3, 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.306%	10/27/46	15,451,655	14,829,008	(d)(e)
Banc of America Funding Trust, 2005-E, 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%)	2.325%	6/20/35	61,373	43,899	(d)
Banc of America Funding Trust, 2015-R3, 9A1 (1 mo. USD LIBOR + 0.150%)	2.110%	2/27/37	11,221,735	10,887,765	(d)(e)
Bear Stearns ARM Trust, 2004-9, 24A1	3.893%	11/25/34	1,561,582	1,517,188	(d)
CD Mortgage Trust, 2016-CD2, A4	3.526%	11/10/49	6,870,000	6,822,572	(d)
CHL Mortgage Pass-Through Trust, 2005-11, 3A3	2.666%	4/25/35	46,808	37,593	(d)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
CHL Mortgage Pass-Through Trust, 2005-9, 1A1 (1 mo. USD LIBOR + 0.600%)	2.691%	5/25/35	$2,918,612	$2,713,975	(d)
CHL Mortgage Pass-Through Trust, 2005-9, 2A1 (1 mo. USD LIBOR + 0.440%)	2.531%	5/25/35	606,524	510,391	(d)
CHT Mortgage Trust, 2017-CSMO, A (1 mo. LIBOR + 0.930%)	3.003%	11/15/36	7,900,000	7,929,846	(d)(e)
Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	1,980,000	1,989,188
Citigroup Commercial Mortgage Trust, 2015-GC33, D	3.172%	9/10/58	5,451,000	4,382,414
Citigroup Commercial Mortgage Trust, 2017-P7, B	4.137%	4/14/50	4,380,000	4,405,609	(d)
Citigroup Commercial Mortgage Trust, 2017-P8, A4	3.465%	9/15/50	8,570,000	8,422,125
Citigroup Commercial Mortgage Trust, 2018-B2, A4	4.009%	3/10/51	23,540,000	24,033,563
Commercial Mortgage Trust, 2013-300P, B	4.540%	8/10/30	4,530,000	4,664,738	(d)(e)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	500,000	513,465
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	440,000	454,551	(d)
Commercial Mortgage Trust, 2013-CR12, C	5.247%	10/10/46	210,000	208,406	(d)
Commercial Mortgage Trust, 2013-CR13, XA, IO	1.050%	11/10/46	29,706,892	886,513	(d)
Commercial Mortgage Trust, 2014-277P, A	3.732%	8/10/49	4,180,000	4,204,909	(d)(e)
Commercial Mortgage Trust, 2014-UBS2, XA, IO	1.507%	3/10/47	21,672,066	1,054,979	(d)
Commercial Mortgage Trust, 2015-CR24, AM	4.028%	8/10/48	8,420,000	8,523,825	(d)
Commercial Mortgage Trust, 2015-LC21, D	4.454%	7/10/48	11,710,000	10,347,525	(d)
Commercial Mortgage Trust, 2016-SAVA, A (1 mo. LIBOR + 1.720%)	3.793%	10/15/34	4,994,121	4,995,379	(d)(e)
Commercial Mortgage Trust, 2017-PANW, A	3.244%	10/10/29	10,910,000	10,670,853	(e)
Credit Suisse Mortgage Trust, 2015-2R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	3.208%	8/27/36	1,691,694	1,719,684	(d)(e)
CSAIL Commercial Mortgage Trust, 2015-C3, C	4.502%	8/15/48	8,040,000	7,856,296	(d)
CSAIL Commercial Mortgage Trust, 2016-C7, C	4.538%	11/15/49	6,537,000	6,178,876	(d)
CSAIL Commercial Mortgage Trust, 2016-C7, D	4.538%	11/15/49	15,050,000	12,496,498	(d)(e)
CSAIL Commercial Mortgage Trust, 2018-CX11, A5	4.033%	4/15/51	10,280,000	10,488,916	(d)
CSMC Trust, 2015-12R, 2A1	2.460%	11/30/37	21,907,414	21,888,846	(d)(e)
CSMC Trust, 2015-GLPA, A	3.881%	11/15/37	1,570,000	1,595,612	(e)
CSMC Trust, 2016-BDWN, A (1 mo. LIBOR + 2.900%)	4.973%	2/15/29	26,910,000	27,029,453	(d)(e)
CSMC Trust, 2017-RPL3, A1	4.000%	8/1/57	19,352,919	20,016,743	(d)(e)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	91,500,000	89,276,834	(b)(d)(e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR2 (1 mo. USD LIBOR + 0.450%)	2.541%	6/25/34	217,190	203,877	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1, 4AF1 (1 mo. USD LIBOR + 0.290%)	2.363%	4/15/36	9,009,892	8,266,576	(c)(d)(e)
EverBank Mortgage Loan Trust 18-1, 2018-1, A22	3.500%	2/25/48	23,420,056	23,192,483	(d)(e)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 201345, A	0.000%	7/15/22	$239	$233
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 202957, ZA	5.000%	3/15/35	4,420,461	4,686,366
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 203242, SC, IO (-1.000 x 1 mo. LIBOR + 6.290%)	4.217%	11/15/36	658,583	87,452	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 203368, AI, IO (-1.000 x 1 mo. LIBOR + 6.030%)	3.957%	9/15/37	1,296,865	165,310	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 203621, SB, IO (-1.000 x 1 mo. LIBOR + 6.230%)	4.157%	1/15/40	408,979	53,992	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 203639, EY	5.000%	2/15/30	1,701,006	1,766,454
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 203973, SA, IO (-1.000 x 1 mo. LIBOR + 6.490%)	4.417%	12/15/41	724,732	130,322	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204054, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.977%	8/15/39	1,237,441	143,792	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204099, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.927%	8/15/42	2,273,178	386,297	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204119, IN, IO	3.500%	10/15/32	1,588,189	224,723
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204174, SA, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.127%	5/15/39	1,151,379	119,861	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204194, BI, IO	3.500%	4/15/43	11,831,117	1,928,971
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204239, IO, IO	3.500%	6/15/27	2,799,323	266,698
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204298, PI, IO	4.000%	4/15/43	1,924,910	267,264
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204310, SA, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.877%	2/15/44	2,742,564	403,240	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204335, SW, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.927%	5/15/44	1,109,906	171,198	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204415, IO	1.404%	4/15/41	2,111,043	99,702	(d)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204793, CB	3.000%	5/15/48	24,566,339	23,850,744
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 204793, CD	3.000%	6/15/48	17,520,960	17,023,032
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 3281, AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.357%	2/15/37	1,741,555	260,012	(d)
Federal Home Loan Mortgage Corp (FHLMC) Strips, 20170, B, IO	10.000%	3/1/21	626	22
Federal Home Loan Mortgage Corp (FHLMC) Strips, 20283, IO	3.500%	10/15/27	668,023	62,635

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal Home Loan Mortgage Corp (FHLMC) Strips, 20334, S7, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.027%	8/15/44	$731,187	$126,396	(d)
Federal Home Loan Mortgage Corp (FHLMC) Strips, 20353, S1, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.927%	12/15/46	9,565,684	1,668,218	(d)
Federal Home Loan Mortgage Corp (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1, M2 (1 mo. USD LIBOR + 2.200%)	4.291%	2/25/24	4,080,829	4,197,068	(d)
Federal Home Loan Mortgage Corp (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2, M2 (1 mo. USD LIBOR + 1.650%)	3.741%	4/25/24	11,904,235	12,070,830	(d)
Federal Home Loan Mortgage Corp (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1, M2 (1 mo. USD LIBOR + 2.500%)	4.591%	8/25/24	623,447	626,687	(d)
Federal Home Loan Mortgage Corp (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1, M2 (1 mo. USD LIBOR + 2.900%)	4.991%	7/25/28	22,699,189	23,288,909	(d)
Federal Home Loan Mortgage Corp (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01, A3	3.089%	11/25/27	380,000	368,336
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K016, X1, IO	1.672%	10/25/21	1,951,528	79,407	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K036, X1, IO	0.898%	10/25/23	78,385,345	2,605,098	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K062, X1, IO	0.438%	12/25/26	306,424,413	7,303,902	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20K072, X1, IO	0.496%	12/25/27	104,254,707	3,208,126	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20KJ03, A2	2.328%	6/25/21	3,791,000	3,721,655
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, 20S8FX, A2	3.291%	3/25/27	7,880,000	7,805,019
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, IO	1.205%	4/25/20	17,253,832	257,760	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, IO	1.752%	7/25/21	5,734,172	232,615	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,851,474	3,143,401
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.877%	10/15/41	1,572,962	229,656	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.177%	9/15/42	1,469,802	185,984	(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04, 1M1 (1 mo. USD LIBOR + 1.450%)	3.541%	1/25/29	7,406,806	7,471,682	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01, 1M1 (1 mo. USD LIBOR + 1.300%)	3.391%	7/25/29	21,043,449	21,223,959	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) ACES, 2017-M15, ATS2	3.196%	11/25/27	$2,120,000	$2,060,774	(d)
Federal National Mortgage Association (FNMA) Interest Strip, 20390, C3, IO	6.000%	7/25/38	552,045	116,656
Federal National Mortgage Association (FNMA) Interest Strip, 20407, 22, IO	5.000%	1/25/39	189,613	39,763
Federal National Mortgage Association (FNMA) Interest Strip, 20407, 23, IO	5.000%	1/25/39	96,994	22,518	(d)
Federal National Mortgage Association (FNMA) Interest Strip, 20407, 27, IO	5.500%	1/25/39	91,624	17,490	(d)
Federal National Mortgage Association (FNMA) Interest Strip, 20407, 34, IO	5.000%	1/25/38	125,263	24,779
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C1, IO	3.000%	11/25/26	2,677,438	208,121
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C13, IO	3.500%	11/25/41	2,490,098	487,443
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C17, IO	4.000%	11/25/41	2,678,827	567,386
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C18, IO	4.000%	4/25/42	1,927,730	379,824
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C2, IO	3.000%	4/25/27	3,195,772	273,856
Federal National Mortgage Association (FNMA) Interest Strip, 20409, C22, IO	4.500%	11/25/39	1,178,570	261,653
Federal National Mortgage Association (FNMA) REMICS, 2006-115, EI, IO (-1.000 x 1 mo. LIBOR + 6.640%)	4.549%	12/25/36	1,474,876	239,416	(d)
Federal National Mortgage Association (FNMA) REMICS, 2010-123, PM	4.000%	7/25/40	6,500,000	6,663,350
Federal National Mortgage Association (FNMA) REMICS, 2010-27, AS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.389%	4/25/40	919,986	153,093	(d)
Federal National Mortgage Association (FNMA) REMICS, 2011-99, KS, IO (-1.000 x 1 mo. LIBOR + 6.700%)	4.609%	10/25/26	882,443	78,184	(d)
Federal National Mortgage Association (FNMA) REMICS, 2012-101, BI, IO	4.000%	9/25/27	1,062,711	97,125
Federal National Mortgage Association (FNMA) REMICS, 2012-133, CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	12/25/42	1,548,999	250,667	(d)
Federal National Mortgage Association (FNMA) REMICS, 2012-134, MS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	12/25/42	1,076,754	179,171	(d)
Federal National Mortgage Association (FNMA) REMICS, 2012-35, SC, IO (-1.000% x 1 mo. LIBOR + 6.500%)	4.409%	4/25/42	2,081,484	350,302	(d)
Federal National Mortgage Association (FNMA) REMICS, 2012-46, BA	6.000%	5/25/42	1,356,794	1,485,411
Federal National Mortgage Association (FNMA) REMICS, 2012-70, YS, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.559%	2/25/41	500,649	56,842	(d)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) REMICS, 2012-74, OA, PO	0.000%	3/25/42	$121,544	$109,413
Federal National Mortgage Association (FNMA) REMICS, 2012-74, SA, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.559%	3/25/42	1,792,779	220,256	(d)
Federal National Mortgage Association (FNMA) REMICS, 2012-75, AO, PO	0.000%	3/25/42	212,703	186,277
Federal National Mortgage Association (FNMA) REMICS, 2013-124, SB, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.859%	12/25/43	7,144,326	1,214,593	(d)
Federal National Mortgage Association (FNMA) REMICS, 2013-126, CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	9/25/41	3,621,881	463,854	(d)
Federal National Mortgage Association (FNMA) REMICS, 2013-14, IG, IO	4.000%	3/25/43	2,401,917	471,452
Federal National Mortgage Association (FNMA) REMICS, 2013-26, HI, IO	3.000%	4/25/32	2,467,571	212,920
Federal National Mortgage Association (FNMA) REMICS, 2013-29, QI, IO	4.000%	4/25/43	3,770,500	748,447
Federal National Mortgage Association (FNMA) REMICS, 2013-54, BS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	6/25/43	3,678,123	645,146	(d)
Federal National Mortgage Association (FNMA) REMICS, 2015-56, AS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	8/25/45	1,591,837	308,664	(d)
Federal National Mortgage Association (FNMA) REMICS, 2016-60, QS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	9/25/46	9,789,535	1,337,912	(d)
Federal National Mortgage Association (FNMA) REMICS, 2017-76, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	10/25/57	20,559,782	3,516,621	(d)
Federal National Mortgage Association (FNMA) REMICS, 2017-85, SC, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.109%	11/25/47	6,169,830	914,607	(d)
Federal National Mortgage Association (FNMA) REMICS, 201991-97, KA, IO	1,009.250%	8/25/21	25	281
Federal National Mortgage Association (FNMA) REMICS, 201992-96, B, PO	0.000%	5/25/22	322	315
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	656,454	151,020
Federal National Mortgage Association (FNMA), 2011-59 NZ	5.500%	7/25/41	1,343,920	1,462,420
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	269,621	288,080
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	514,901	593,319
Federal National Mortgage Association (FNMA), 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.509%	7/25/42	535,434	90,870	(d)
Federal National Mortgage Association (FNMA), 2012-M13, X2, IO	0.812%	5/25/22	104,557,107	2,268,293	(d)
Federal National Mortgage Association (FNMA), 2013-9 BC	6.500%	7/25/42	2,472,061	2,784,639
Federal National Mortgage Association (FNMA), 2013-9 CB	5.500%	4/25/42	6,200,286	6,737,866
Federal National Mortgage Association (FNMA), 2013-M1, X2, IO	0.701%	8/25/22	85,828,396	1,726,309	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA), 2014-47 AI, IO	1.444%	8/25/44	$5,139,131	$282,568	(d)
Federal National Mortgage Association (FNMA), 2014-M3, X2, IO	0.176%	1/25/24	97,345,652	366,818	(d)
Federal National Mortgage Association (FNMA), 2015-M4, X2, IO	0.581%	7/25/22	112,087,582	1,805,395	(d)
Federal National Mortgage Association (FNMA), 2015-M7, X2, IO	0.611%	12/25/24	179,483,636	4,885,159	(d)
Federal National Mortgage Association (FNMA), 2016-M7, A2	2.499%	9/25/26	4,150,000	3,883,810
Federal National Mortgage Association (FNMA), 2018-M1 A2	3.086%	12/25/27	8,030,000	7,786,844	(d)
Federal National Mortgage Association (FNMA), 2018-M2, A2	2.999%	1/25/28	17,400,000	16,713,239	(d)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	39,553,376	39,058,721	(d)(e)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	53,776,805	332,545	(e)
Galton Funding Mortgage Trust, 2017-1, A22	3.000%	7/25/56	12,537,517	12,124,531	(d)(e)
GE Business Loan Trust, 2007-1A, A (1 mo. LIBOR + 0.170%)	2.243%	4/16/35	1,208,966	1,182,660	(d)(e)
Government National Mortgage Association, 2009-106, PD	4.500%	4/20/38	1,538,121	1,571,421
Government National Mortgage Association, 2010-42, PC	5.000%	7/20/39	5,000,000	5,268,166
Government National Mortgage Association, 2010-76, CS, IO (-1.000 x 1 mo. LIBOR + 6.550%)	4.466%	6/20/40	2,901,012	474,967	(d)
Government National Mortgage Association, 2010-86, PB	4.500%	10/20/39	8,887,693	9,146,229
Government National Mortgage Association, 2010-H03, FA (1 mo. USD LIBOR + 0.550%)	2.526%	3/20/60	2,434,934	2,445,676	(d)
Government National Mortgage Association, 2010-H10, FC (1 mo. USD LIBOR + 1.000%)	2.976%	5/20/60	1,178,513	1,195,750	(d)
Government National Mortgage Association, 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.267%	8/20/58	821,873	821,462	(d)
Government National Mortgage Association, 2010-H27, FA (1 mo. USD LIBOR + 0.380%)	2.297%	12/20/60	1,330,366	1,330,913	(d)
Government National Mortgage Association, 2010-H28, FE (1 mo. USD LIBOR + 0.400%)	2.317%	12/20/60	2,684,599	2,686,716	(d)
Government National Mortgage Association, 2011-H03, FA (1 mo. USD LIBOR + 0.500%)	2.417%	1/20/61	1,745,564	1,751,749	(d)
Government National Mortgage Association, 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.417%	12/20/60	1,894,467	1,901,747	(d)
Government National Mortgage Association, 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.367%	2/20/61	1,709,869	1,713,751	(d)
Government National Mortgage Association, 2011-H08, FG (1 mo. USD LIBOR + 0.480%)	2.397%	3/20/61	3,439,660	3,449,065	(d)
Government National Mortgage Association, 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.417%	3/20/61	2,592,208	2,600,526	(d)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Government National Mortgage Association, 2012-124, AS, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.115%	10/16/42	$1,434,985	$232,182	(d)
Government National Mortgage Association, 2012-27, IO	0.965%	4/16/53	19,947,919	621,208	(d)
Government National Mortgage Association, 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.966%	3/20/42	3,142,212	436,621	(d)
Government National Mortgage Association, 2012-66, CI, IO	3.500%	2/20/38	1,972,618	158,970
Government National Mortgage Association, 2012-81, AI, IO	3.500%	4/20/27	379,099	25,629
Government National Mortgage Association, 2012-98, SA, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.015%	8/16/42	1,386,391	213,569	(d)
Government National Mortgage Association, 2013-188, CI, IO	3.500%	3/20/39	5,909,555	455,603
Government National Mortgage Association, 2013-2, IO	0.437%	5/16/54	17,763,672	415,633	(d)
Government National Mortgage Association, 2014-118, HS, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.116%	8/20/44	11,618,888	2,077,241	(d)
Government National Mortgage Association, 2014-160, EI, IO	4.000%	7/16/26	3,173,932	282,712
Government National Mortgage Association, 2014-175, AB	2.600%	6/16/47	1,485,461	1,465,976
Government National Mortgage Association, 2014-186, IO	0.756%	8/16/54	41,219,410	1,894,893	(d)
Government National Mortgage Association, 2014-5, SP, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.065%	6/16/43	1,375,091	147,272	(d)
Government National Mortgage Association, 2016-135, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.015%	10/16/46	2,949,210	535,364	(d)
Government National Mortgage Association, 2016-84, IG, IO	4.500%	11/16/45	22,905,162	4,799,236
Government National Mortgage Association, 2017-H22, IC, IO (12 mo. USD LIBOR)	2.367%	11/20/67	968,690	121,111	(d)
Government National Mortgage Association, 2018-37, QA	2.750%	3/20/48	5,420,028	5,243,657
Government National Mortgage Association, 2018-H06, PF (1 mo. USD LIBOR + 0.300%)	2.217%	2/20/68	9,899,059	9,879,922	(d)
Government National Mortgage Association, 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.217%	5/20/68	15,296,066	15,265,451	(d)
Government National Mortgage Association, 2018-H08, KF (1 mo. USD LIBOR + 0.300%)	2.350%	5/20/68	7,125,000	7,120,547	(b)(d)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.416%	3/20/39	207,087	8,765	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.396%	4/20/40	208,262	28,624	(d)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,407,255	1,459,888
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.566%	1/20/40	382,343	36,248	(d)
Government National Mortgage Association (GNMA), 2012-112, IO	0.277%	2/16/53	14,188,893	297,023	(d)
Government National Mortgage Association (GNMA), 2012-44, IO	0.512%	3/16/49	11,007,753	173,017	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.069%	9/16/44	$17,499,203	$945,078	(d)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.147%	2/16/46	23,938,920	1,213,929	(d)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.359%	2/16/48	4,414,402	110,980	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.847%	9/16/55	10,105,672	550,519	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,194,797	820,150
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.691%	3/16/60	7,384,089	453,981	(d)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	1,120,000	1,191,628	(d)
GS Mortgage Securities Trust, 2014-GC24, D	4.663%	9/10/47	2,500,000	2,097,427	(d)(e)
GS Mortgage Securities Trust, 2017-GS5, C	4.299%	3/10/50	7,560,000	7,418,687	(d)
GS Mortgage Securities Trust, 2017-GS8, A4	3.469%	11/10/50	11,490,000	11,297,014
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.281%	9/15/31	28,920,000	28,994,353	(d)(e)
GS Mortgage Securities Trust, 2018-SRP5, B (1 mo. LIBOR + 2.500%)	4.481%	9/15/31	35,660,000	35,751,575	(d)(e)
GSR Mortgage Loan Trust, 2005-4F, 1A1	4.500%	4/25/20	52,630	52,797
HarborView Mortgage Loan Trust, 2005-9, 2A1B (1 mo. USD LIBOR + 0.370%)	2.454%	6/20/35	7,448,307	7,395,620	(d)
Hospitality Mortgage Trust, 2017-HIT, A (1 mo. LIBOR + 0.850%)	2.880%	5/8/30	11,970,000	11,981,283	(d)(e)
Hudson Yards Mortgage Trust, 2016-10HY, A	2.835%	8/10/38	9,560,000	8,989,620	(e)
IndyMac INDX Mortgage Loan Trust, 2005-AR15, A2	3.503%	9/25/35	27,566	26,016	(d)
JP Morgan Chase Commercial Mortgage Securities Trust, 2013-LC11, AS	3.216%	4/15/46	2,000,000	1,960,694
JP Morgan Chase Commercial Mortgage Securities Trust, 2014-FL6, B (1 mo. LIBOR + 2.280%)	4.353%	11/15/31	6,061,397	6,077,449	(d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. LIBOR + 3.750%)	5.823%	5/15/28	4,250,000	4,239,160	(d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust, 2016-JP3, A5	2.870%	8/15/49	7,050,000	6,648,604
JP Morgan Chase Commercial Mortgage Securities Trust, 2016-JP4, C	3.596%	12/15/49	7,190,000	6,683,141	(d)
JP Morgan Chase Commercial Mortgage Securities Trust, 2017-JP6, A5	3.490%	7/15/50	6,990,000	6,921,044
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9	5.372%	5/15/47	1,109,938	1,118,103
JP Morgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	48,564,545	48,112,312	(d)(e)

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
JP Morgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	$64,771,414	$63,590,567	(d)(e)
JPMBB Commercial Mortgage Securities Trust, 2013-C15, C	5.253%	11/15/45	940,000	976,126	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, B	5.044%	1/15/47	490,000	512,160	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C22, A4	3.801%	9/15/47	540,000	548,869
JPMBB Commercial Mortgage Securities Trust, 2014-C22, C	4.710%	9/15/47	1,540,000	1,490,625	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C30, A5	3.822%	7/15/48	1,960,000	1,988,211
JPMBB Commercial Mortgage Securities Trust, 2015-C31, A3	3.801%	8/15/48	13,230,000	13,397,193
JPMBB Commercial Mortgage Securities Trust 2014-C21, IO	1.191%	8/15/47	60,301,505	2,915,330	(d)
JPMDB Commercial Mortgage Securities Trust, 2016-C4, A3	3.141%	12/15/49	6,030,000	5,796,574
LB-UBS Commercial Mortgage Trust, 2001-C3, X, IO, STRIPS	0.230%	6/15/36	52,019	4	(d)(e)
MASTR Reperforming Loan Trust, 2005-1, 1A2	6.500%	8/25/34	346,900	332,307	(e)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	64,895	63,875	(e)
MASTR Reperforming Loan Trust, 2005-2, 1A1F (1 mo. USD LIBOR + 0.350%)	2.441%	5/25/35	505,477	417,097	(d)(e)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8, A3A3 (1 mo. USD LIBOR + 0.370%)	2.461%	8/25/36	15,855,730	15,773,948	(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9, 3A1	3.855%	12/25/35	34,306	31,074	(d)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1, 1A	3.596%	2/25/36	122,110	124,485	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.219%	7/15/46	510,000	525,298	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, IO	1.629%	8/15/45	7,171,092	335,642	(d)(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	6,990,000	6,995,305
Morgan Stanley Capital I Trust, 2016-UB12, C	4.288%	12/15/49	7,200,000	6,935,885	(d)
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	2.923%	11/15/34	6,250,000	6,281,594	(d)(e)
Morgan Stanley Mortgage Loan Trust	3.485%	7/25/35	774,984	696,975	(d)
MSCG Trust, 2015-ALDR, A2	3.577%	6/7/35	7,100,000	6,937,933	(d)(e)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3, A1	6.500%	2/25/35	198,558	201,232	(e)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	11,841,574	11,881,172	(d)(e)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
New Residential Mortgage Loan Trust, 2017-1A, A1	4.000%	2/25/57	$18,798,778	$19,035,661	(d)(e)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	22,103,171	22,435,117	(d)(e)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2, A5	4.976%	5/25/35	87,767	67,896
Nomura Resecuritization Trust, 2014-5R, 1A1	3.000%	6/26/35	2,738,959	2,681,141	(d)(e)
Nomura Resecuritization Trust, 2015-5R, 4A1 (1 mo. USD LIBOR + 0.140%)	1.770%	7/26/37	11,136,844	11,202,467	(d)(e)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	344,154	249,264	(e)
Prime Mortgage Trust, 2006-DR1, 1A1	5.500%	5/25/35	1,350,199	1,291,456	(e)
Prime Mortgage Trust, 2006-DR1, 2A2	6.000%	5/25/35	19,916,833	14,702,331	(e)
Residential Asset Securitization Trust, 2003-A14, A1	4.750%	2/25/19	472,451	447,953
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	3.023%	6/15/33	8,440,000	8,493,543	(d)(e)
Silverstone Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.390%)	2.750%	1/21/70	12,360,000	12,378,565	(d)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-10, 2A	3.731%	8/25/34	2,065,819	2,079,567	(d)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS, 1A1 (1 mo. USD LIBOR + 0.320%)	2.411%	10/25/35	380,389	372,553	(d)
UBS Commercial Mortgage Trust, 2017-C3, AS	3.739%	8/15/50	15,760,000	15,558,083	(d)
WaMu Mortgage Pass-Through Certificates (1 mo. USD LIBOR + 0.290%)	2.381%	10/25/45	1,372,159	1,375,815	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9, 1A7	3.368%	9/25/33	17,859	18,423	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-S7, A1	4.500%	8/25/18	578	578
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR11, A1A (1 mo. USD LIBOR + 0.320%)	2.411%	8/25/45	3,869,953	3,880,637	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1A1 (1 mo. USD LIBOR + 0.270%)	2.361%	12/25/45	4,965,715	4,978,373	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4, 4A1	3.316%	9/25/36	170,710	155,229	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.381%	12/25/45	72,958	72,249	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1, 2A	7.000%	3/25/34	4,467	4,881
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	4,458,176	4,351,603	(d)(e)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1, A3	2.652%	8/15/49	21,130,000	19,690,333
Wells Fargo Commercial Mortgage Trust 2015-NXS1, IO	1.303%	5/15/48	47,921,140	2,496,514	(d)
Wells Fargo Mortgage Loan Trust, 2010-RR4, 2A1	3.786%	8/27/35	52,289	52,673	(d)(e)

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
WFRBS Commercial Mortgage Trust, 2014-C19, B	4.723%	3/15/47	$250,000	$258,362	(d)
WFRBS Commercial Mortgage Trust, 2014-C19, XA, IO	1.275%	3/15/47	9,848,484	430,939	(d)
WFRBS Commercial Mortgage Trust, 2014-C21, AS	3.891%	8/15/47	2,767,000	2,791,855
WFRBS Commercial Mortgage Trust, 2014-C21, B	4.213%	8/15/47	5,160,000	5,171,980	(d)
WFRBS Commercial Mortgage Trust, 2014-C23, C	3.995%	10/15/57	3,980,000	3,850,938	(d)
WFRBS Commercial Mortgage Trust, IO	1.229%	8/15/47	34,879,560	1,639,273	(d)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	2,943,077
Total Collateralized Mortgage Obligations (Cost — $1,278,756,725)				1,253,824,492
U.S. Government & Agency Obligations — 9.3%
U.S. Government Agencies — 1.1%
Federal Home Loan Banks (FHLB), Bonds	0.625%	8/7/18	9,000,000	8,988,183
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	27,010,626
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	57,344,599
Financing Corp., (FICO), Bonds, STRIPS	0.000%	11/2/18	6,320,000	6,272,290
Financing Corp., (FICO), Bonds, STRIPS	0.000%	4/5/19	1,150,000	1,129,457
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,374,245
Total U.S. Government Agencies				104,119,400
U.S. Government Obligations — 8.2%
U.S. Treasury Bonds, STRIPS	0.000%	11/15/21	2,470,000	2,259,718
U.S. Treasury Bonds	3.750%	11/15/43	27,700,000	31,497,388
U.S. Treasury Bonds	3.000%	5/15/45	226,840,000	227,774,828
U.S. Treasury Bonds	3.000%	2/15/47	171,288,000	171,943,711
U.S. Treasury Bonds	3.000%	5/15/47	99,897,000	100,213,080
U.S. Treasury Bonds	2.750%	11/15/47	106,490,000	101,637,633
U.S. Treasury Notes	1.625%	7/31/19	250,000	247,974
U.S. Treasury Notes	2.500%	5/31/20	830,000	829,692
U.S. Treasury Notes	1.375%	5/31/21	30,000	28,956
U.S. Treasury Notes	1.875%	8/31/22	55,400,000	53,602,746
U.S. Treasury Notes	2.000%	10/31/22	4,260,000	4,136,859
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	2,869,708
U.S. Treasury Notes	1.250%	7/31/23	51,260,000	47,641,765
U.S. Treasury Notes	1.375%	8/31/23	3,640,000	3,399,847
U.S. Treasury Notes	2.750%	2/15/28	8,000	7,933
Total U.S. Government Obligations				748,091,838
Total U.S. Government & Agency Obligations (Cost — $861,411,723)				852,211,238

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 7.8%
AccessLex Institute, 2007-1, A4 (3 mo. USD LIBOR + 0.060%)	2.420%	1/25/23	$8,132,280	$7,979,127	(d)
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	3.948%	5/1/27	8,750,000	8,756,536	(d)(e)
Airspeed Ltd. Islands, 2007-1A, G1W (1 mo. USD LIBOR + 0.270%)	2.343%	4/15/24	6,600,520	5,871,374	(d)(e)
AMMC CLO XI Ltd., 2012-11A, A1R2 (3 mo. USD LIBOR + 1.010%)	3.369%	4/30/31	20,180,000	20,044,067	(d)(e)
AMMC CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.200%)	3.553%	11/10/30	6,745,000	6,781,126	(d)(e)
Amortizing Residential Collateral Trust, 2002-BC5, M1 (1 mo. USD LIBOR + 1.035%)	3.126%	7/25/32	491,574	488,062	(d)
Apex Credit CLO 2016 Ltd., 2016-1A, A2A (3 mo. USD LIBOR + 0.750%)	3.116%	7/27/28	7,500,000	7,500,510	(d)(e)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.859%	10/20/27	5,000,000	5,011,410	(d)(e)
Ares XXXIII CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.350%)	3.668%	12/5/25	15,000,000	15,047,010	(d)(e)
Argent Securities Trust, 2006-W4, A2B (1 mo. USD LIBOR + 0.110%)	2.201%	5/25/36	113,503	42,925	(d)
Atrium XIII, 2013A, A1 (3 mo. USD LIBOR + 1.180%)	3.542%	11/21/30	4,525,000	4,537,403	(d)(e)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A, A	2.970%	3/20/24	9,000,000	8,806,401	(e)
Ballyrock CLO Ltd., 2018-1A, A1 (3 mo. USD LIBOR + 1.000%)	3.357%	4/20/31	11,765,000	11,699,445	(d)(e)
Bear Stearns Asset Backed Securities I Trust (1 mo. USD LIBOR + 0.975%)	3.066%	12/25/34	5,980,077	6,022,472	(d)
Bear Stearns Asset Backed Securities Trust, 2004-SD3, A3 (1 mo. USD LIBOR + 1.140%)	3.231%	9/25/34	9,356	9,392	(d)
BlueMountain CLO Ltd., 2012-2A, AR (3 mo. USD LIBOR + 1.420%)	3.751%	11/20/28	2,000,000	2,003,426	(d)(e)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.488%	10/15/26	5,000,000	5,001,515	(d)(e)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.672%	4/13/27	7,000,000	7,001,372	(d)(e)
BlueMountain CLO Ltd., 2015-3A, A1R (3 mo. USD LIBOR + 1.000%)	3.339%	4/20/31	24,500,000	24,394,013	(d)(e)
Bowman Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.180%)	3.510%	11/23/25	7,750,000	7,751,604	(d)(e)
Brazos Student Finance Corp., 2009-1, AS (3 mo. USD LIBOR + 2.500%)	4.835%	12/27/39	5,900,000	6,176,380	(d)
California Street CLO IX LP, 2012-9A, AR (3 mo. USD LIBOR + 1.450%)	3.798%	10/16/28	750,000	751,251	(d)(e)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.579%	7/20/31	11,450,000	11,482,106	(d)(e)

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Catskill Park CLO Ltd., 2017-1A, A2 (3 mo. USD LIBOR + 1.700%)	4.059%	4/20/29	$7,375,000	$7,419,125	(d)(e)
CBAM Ltd., 2017-2A, B1 (3 mo. USD LIBOR + 1.750%)	4.103%	10/17/29	8,685,000	8,706,904	(d)(e)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	10,520,000	10,598,921	(e)
Countrywide Asset-Backed Certificates, 2003-BC3, A2 (1 mo. USD LIBOR + 0.620%)	2.711%	9/25/33	858,177	840,737	(d)
Countrywide Asset-Backed Certificates, 2006-SD4, A1 (1 mo. USD LIBOR + 0.340%)	2.431%	12/25/36	390,493	217,763	(d)(e)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	49,184,033	48,302,311	(d)(e)
Credit-Based Asset Servicing & Securitization LLC, 2006-MH1, M1	6.250%	10/25/36	572,814	576,052	(e)
Credit-Based Asset Servicing & Securitization LLC, 201999-3, A	6.221%	2/3/29	11,493	11,494	(d)(e)
CSMC Trust, 2017-RPL1, M1	3.104%	7/25/57	24,813,700	22,593,122	(d)(e)
CVP CLO Ltd., 2017-2A, C (3 mo. USD LIBOR + 2.100%)	4.026%	1/20/31	4,750,000	4,685,927	(d)(e)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.948%	10/15/30	12,250,000	12,327,457	(d)(e)
GSAA Home Equity Trust, 2005-6, A3 (1 mo. USD LIBOR + 0.370%)	2.461%	6/25/35	1,627,064	1,641,637	(d)
GSAA Home Equity Trust, 2005-9, 2A4 (1 mo. USD LIBOR + 0.430%)	2.521%	8/25/35	6,500,000	6,413,601	(d)
GT Loan Financing I Ltd., 2013-1A, A (3 mo. USD LIBOR + 1.270%)	3.629%	10/28/24	685,623	686,008	(d)(e)
Hertz Vehicle Financing II LP, 2015-1A, B	3.520%	3/25/21	8,480,000	8,457,316	(e)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	37,520,000	37,109,269	(e)
Hertz Vehicle Financing II LP, 2018-1A, A	3.290%	2/25/24	9,490,000	9,326,279	(e)
HSI Asset Securitization Corp. Trust, 2006-OPT3, 3A3 (1 mo. USD LIBOR + 0.180%)	2.271%	2/25/36	1,320,308	1,318,094	(d)
Jamestown CLO Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.698%	7/15/26	16,000,000	15,986,864	(d)(e)
Jamestown CLO X Ltd., 2017-10A, A1 (3 mo. USD LIBOR + 1.250%)	3.603%	7/17/29	2,250,000	2,250,900	(d)(e)
Jamestown CLO X Ltd., 2017-10A, A2 (3 mo. USD LIBOR + 1.850%)	4.203%	7/17/29	6,500,000	6,550,063	(d)(e)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.688%	4/15/29	9,250,000	9,292,559	(d)(e)
LCM Xxiv Ltd., 2024A, A (3 mo. USD LIBOR + 1.310%)	3.669%	3/20/30	7,500,000	7,616,017	(d)(e)
Long Beach Mortgage Loan Trust, 2000-1, AV1 (1 mo. USD LIBOR + 0.520%)	2.608%	1/21/31	71,796	70,197	(d)
Long Beach Mortgage Loan Trust, 2001-1, A1 (1 mo. USD LIBOR + 0.440%)	2.528%	4/21/31	7,118,216	6,866,219	(d)
Long Beach Mortgage Loan Trust, 2004-6, A3 (1 mo. USD LIBOR + 1.300%)	3.391%	11/25/34	987,539	996,977	(d)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust, 2005-2, M4 (1 mo. USD LIBOR + 0.930%)	3.021%	4/25/35	$5,481,034	$5,535,257	(d)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.360%	7/25/26	8,750,000	8,743,542	(d)(e)
Magnetite XVIII Ltd., 2016-18A, A (3 mo. USD LIBOR + 1.400%)	3.743%	11/15/28	10,000,000	10,027,320	(d)(e)
Mastr Asset Backed Securities Trust, 2007-NCW, A1 (1 mo. USD LIBOR + 0.300%)	2.391%	5/25/37	6,227,809	5,878,722	(d)(e)
Morgan Stanley Resecuritization Trust, 2015-R7, 1A	4.250%	2/26/29	6,914,076	6,864,806	(d)(e)
Navient Student Loan Trust, 2017-3A, A3 (1 mo. USD LIBOR + 1.050%)	3.141%	7/26/66	15,430,000	15,807,655	(d)(e)
Navient Student Loan Trust, 2017-5A, A (1 mo. USD LIBOR + 0.800%)	2.891%	7/26/66	19,247,866	19,454,994	(d)(e)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A, C (3 mo. USD LIBOR + 2.450%)	4.805%	4/19/30	4,000,000	4,024,620	(d)(e)
New Residential Mortgage Trust, 2018-1	4.000%	12/25/57	21,647,793	22,041,523	(d)(e)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	3.753%	8/15/29	3,150,000	3,170,210	(d)(e)
OZLM XII Ltd., 2015-12A, A1 (3 mo. USD LIBOR + 1.450%)	3.809%	4/30/27	8,250,000	8,251,270	(d)(e)
PPT Asset-Backed Certificates Series, 2004-1, A	5.690%	8/25/35	3,045,312	3,117,736	(c)(e)
RAAC Series Trust, 2007-RP1, A (1 mo. USD LIBOR + 0.290%)	2.381%	5/25/46	17,513,704	17,291,904	(d)(e)
Regatta VII Funding Ltd., 2016-1A, B2 (3 mo. USD LIBOR + 1.800%)	4.125%	12/20/28	7,000,000	7,032,613	(d)(e)
SBA Small Business Investment Cos, 2015-10A, 1	2.517%	3/10/25	1,106,565	1,081,141
SBA Small Business Investment Cos, 2017-10B, 1	2.518%	9/10/27	1,839,825	1,785,388
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	6,470,000	6,453,293
Seneca Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.120%)	3.473%	7/17/26	5,750,000	5,749,850	(d)(e)
SLM Student Loan EDC Repackaging Trust, 2013-M1, M1	3.500%	10/28/29	734,173	718,237	(e)
SLM Student Loan Trust (3 mo. USD LIBOR + 1.700%)	4.060%	7/25/23	7,075,060	7,266,272	(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	53,980,000	52,256,176	(d)
SLM Student Loan Trust, 2007-2, A4 (3 mo. USD LIBOR + 0.060%)	2.420%	7/25/22	14,580,000	14,265,094	(d)
Structured Asset Investment Loan Trust, 2004-1, A3 (1 mo. USD LIBOR + 0.800%)	2.891%	2/25/34	6,298,874	6,308,606	(d)
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser, 2004-6XS, A5B	6.050%	3/25/34	646,092	658,641
TCI-Flatiron CLO Ltd., 2016-1A, A (3 mo. USD LIBOR + 1.550%)	3.903%	7/17/28	7,500,000	7,524,750	(d)(e)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
TCI-Symphony CLO Ltd., 2016-1A, B1 (3 mo. USD LIBOR + 1.800%)	4.142%	10/13/29	$6,750,000	$6,770,257	(d)(e)
Towd Point Mortgage Trust, 2017-1, A1	2.750%	10/25/56	14,129,770	13,874,389	(d)(e)
Venture XXIV CLO Ltd. (3 mo. USD LIBOR + 1.420%)	3.779%	10/20/28	2,750,000	2,755,181	(d)(e)
Venture XXVIII CLO, 2017-28RR, A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,424,808	(d)(e)
Venture XXVIII CLO, 2017-28RR, A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	11,042,948	11,048,558	(d)(e)
Venture XXX CLO Ltd., 2017-30A, B (3 mo. USD LIBOR + 1.600%)	3.948%	1/15/31	4,850,000	4,886,511	(d)(e)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.058%	6/7/30	12,900,000	13,000,272	(d)(e)
Zais CLO 2 Ltd., 2014-2A, A1BR	2.920%	7/25/26	7,250,000	7,163,312	(e)
Zais CLO Ltd. (3 mo. USD LIBOR + 1.530%)	3.878%	10/15/28	8,400,000	8,412,667	(d)(e)
Total Asset-Backed Securities (Cost — $717,273,929)				720,666,315
Sovereign Bonds — 4.4%
Brazil — 0.1%
Brazilian Government International, Senior Notes	5.000%	1/27/45	6,890,000	5,470,729
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	9,100,000	8,811,075
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	14,710,000	15,666,150
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,640,000	1,617,450
Total Colombia				26,094,675
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	8,150,000	7,502,588	(e)
Indonesia — 0.6%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	290,000	302,334	(k)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,190,000	1,225,995	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,726,000	5,677,907	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	280,000	277,648	(e)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	340,000	357,540	(k)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	911,000	976,978	(e)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	20,210,000	19,207,362	(e)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,420,000	3,175,265	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	8,320,000	8,196,174	(e)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,020,000	2,975,053	(k)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,960,000	6,982,210	(e)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,320,000	2,193,729	(e)
Total Indonesia				51,548,195

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$16,930,000	$16,418,883	(e)
Kuwait — 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	10,890,000	10,621,235	(e)
Mexico — 0.9%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	164,000	164,800
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	10,660,000	10,318,880
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	5,020,000	4,752,685
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	112,000	123,760
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	55,930,000	52,036,654
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	14,900,000	13,745,250
Total Mexico				81,142,029
Panama — 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	12,000,000	14,760,000
Panama Government International Bond, Senior Notes	4.500%	5/15/47	16,580,000	16,124,050
Total Panama				30,884,050
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	18,400,000	23,046,000
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	3,664,000	4,263,980
Total Peru				27,309,980
Poland — 0.3%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	6,420,000	6,779,257
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	25,170,000	25,600,784
Total Poland				32,380,041
Russia — 0.5%
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	44,600,000	46,745,260	(k)
Saudi Arabia — 0.2%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	23,240,000	22,388,951	(e)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,100,000	25,039,688	(e)
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	16,620,000	16,399,785
Total Sovereign Bonds (Cost — $415,838,757)				399,946,089
U.S. Treasury Inflation Protected Securities — 0.4%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,493,403	6,140,795
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	34,227,915	33,252,851
Total U.S. Treasury Inflation Protected Securities (Cost — $37,017,277)				39,393,646

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 0.0%
Illinois — 0.0%
City of Chicago IL	6.314%	1/1/44	$5,380,000	$5,501,803
Ohio — 0.0%
American Municipal Power Inc.	7.834%	2/15/41	150,000	226,268
Total Municipal Bonds (Cost — $5,591,572)				5,728,071

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 5-Year Notes Futures, Put @ $106	8/24/18	5,000	5,000,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $107.75	8/24/18	3,180	3,180,000	24,845
U.S. Treasury 5-Year Notes Futures, Put @ $108	8/24/18	5,951	5,951,000	46,495
U.S. Treasury 5-Year Notes Futures, Put @ $108.75	7/27/18	4,000	4,000,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	7/27/18	1,018	1,018,000	7,954
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	7/27/18	719	719,000	5,618
U.S. Treasury 10-Year Notes Futures, Call @ $120.25	7/27/18	25	25,000	10,547
U.S. Treasury 10-Year Notes Futures, Put @ $119.50	7/27/18	41	41,000	7,688
U.S. Treasury 10-Year Notes Futures, Put @ $119.75	7/27/18	75	75,000	19,922
U.S. Treasury 10-Year Notes Futures, Put @ $120.00	7/27/18	350	350,000	125,781
U.S. Treasury 10-Year Notes Futures, Put @ $120.25	7/27/18	234	75,000	113,344
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50	7/6/18	62	62,000	17,437
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00	7/27/18	174	174,000	271,875
U.S. Treasury Long-Term Bonds Futures, Call @ $144.50	7/27/18	330	330,000	417,656
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50	7/27/18	273	273,000	213,281
U.S. Treasury Long-Term Bonds Futures, Put @ $145	7/27/18	116	116,000	116,000
Total Exchange-Traded Purchased Options				1,398,443

	Counterparty
OTC Purchased Options — 0.0%
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Call at $62.50	Banc of America Securities LLC	8/15/18	198,770,000	198,770,000	87,260
Total Purchased Options (Cost — $1,674,217)					1,485,703
Total Investments before Short-Term Investments (Cost — $9,334,459,457)					9,180,183,455

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 24.0%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank (FHLB) Discount Notes	1.868%	8/13/18	$17,890,000	$17,850,141	(l)
Federal Home Loan Bank (FHLB) Discount Notes	1.872%	8/15/18	21,550,000	21,499,702	(l)
Federal Home Loan Bank (FHLB) Discount Notes	1.892%	8/29/18	19,390,000	19,330,337	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.876%	8/17/18	12,660,000	12,629,097	(l)
Federal Home Loan Bank (FHLB), Discount Notes	1.890%	8/27/18	27,690,000	27,607,733	(l)
Freddie Mac Discount Notes	1.692%	7/18/18	20,900,000	20,882,716	(l)
Total U.S. Government Agencies (Cost — $119,797,361)				119,799,726
Commercial Paper — 8.4%
BPCE SA	2.406%	10/1/18	83,780,000	83,274,011	(l)(m)
Bank of Montreal	2.206%	8/9/18	50,430,000	50,309,561	(l)
BNP Paribas Fortis	2.124%	8/3/18	41,410,000	41,328,997	(l)
JPMorgan Securities LLC	2.409%	9/27/18	76,430,000	75,987,661	(l)
Landesbank Hessen-Thuringen	2.114%	8/13/18	99,350,000	99,099,762	(l)(m)
Mitsubishi UFJ Trust & Banking NY	1.783%	10/10/18	57,000,000	56,620,342	(l)(m)
MUFG BANK Ltd.	2.192%	7/24/18	53,360,000	53,283,962	(l)
Natixis NY	2.114%	8/2/18	63,840,000	63,719,353	(l)
Natixis NY	2.216%	8/31/18	1,320,000	1,315,096	(l)
Societe Generale	2.060%	7/31/18	88,190,000	88,037,372	(l)(m)
Standard Chartered Bank	2.420%	10/3/18	96,120,000	95,523,544	(l)(m)
Toronto Dominion Bank	2.153%	7/25/18	56,790,000	56,707,191	(l)(m)
Total Commercial Paper (Cost — $765,209,140)				765,206,852

			Shares
Money Market Funds — 14.3%
Western Asset Government Cash Management Portfolio LLC (Cost — $1,312,816,644)	1.830%		1,312,816,644	1,312,816,644	(n)
Total Short-Term Investments (Cost — $2,197,823,145)				2,197,823,222
Total Investments — 124.1% (Cost — $11,532,282,602)				11,378,006,677
Liabilities in Excess of Other Assets — (24.1)%				(2,212,443,906)
Total Net Assets — 100.0%				$9,165,562,771

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2018, the Fund held TBA securities with a total cost of $2,092,864,445 (Note 1).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	The coupon payment on these securities is currently in default as of June 30, 2018.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of June 30, 2018.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	Rate shown represents yield-to-maturity.

(m)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $1,312,816,644 and the cost was $1,312,816,644.

Abbreviations used in this schedule:
ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable RateMortgage
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
EDC	— Economic Development Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— Financing Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	7/6/18	$113.50	425	$425,000	$86,328
U.S. Treasury 5-Year Notes Futures, Call	7/13/18	113.75	202	202,000	29,985
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	114.50	873	873,000	54,563
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	113.75	169	169,000	39,609
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	114.00	81	81,000	12,023
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.25	870	870,000	176,719
U.S. Treasury 10-Year Notes Futures, Call	7/6/18	120.00	827	827,000	271,359
U.S. Treasury 10-Year Notes Futures, Call	7/6/18	120.50	174	174,000	16,313
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	120.00	835	835,000	456,641
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.50	754	754,000	659,750
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.00	252	252,000	322,875
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	121.00	78	78,000	14,625
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	120.50	1,671	1,671,000	913,828
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	121.00	167	167,000	62,625
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	120.50	1,155	1,155,000	378,984
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	120.75	78	78,000	19,500
U.S. Treasury 10-Year Notes Futures, Put	7/27/18	120.00	245	245,000	34,453
U.S. Treasury 10-Year Notes Futures, Put	7/27/18	119.00	167	167,000	15,656
U.S. Treasury Long-Term Bonds Futures, Call	7/6/18	144.00	78	78,000	87,750
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	146.00	503	503,000	298,656
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	143.00	167	167,000	386,188
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	146.00	468	468,000	489,938
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	147.00	155	155,000	111,406
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	145.00	374	374,000	374,000
Total Exchange-Traded Written Options (Premiums received — $4,148,165)					$5,313,774

OTC Written Options
	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount		Value
Credit default swaption with Banc of America Securities LLC to buy protection on Markit CDX.NA.IG.30 Index, Put (Premiums received — $198,770)	Banc of America Securities LLC	8/15/18	$80.00	198,770,000	$198,770,000	‡	$166,953
Total Written Options (Premiums received — $4,346,935)							$5,480,727

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset Core Bond Fund

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	16,670	12/19	$4,048,167,606	$4,043,933,625	$(4,233,981)
90-Day Eurodollar	170	3/20	41,520,681	41,233,500	(287,181)
90-Day Eurodollar	3,770	6/20	916,729,261	914,413,500	(2,315,761)
U.S. Treasury 2-Year Notes	1,968	9/18	415,997,622	416,877,760	880,138
U.S. Treasury 5-Year Notes Futures	22,707	9/18	2,574,093,799	2,579,905,533	5,811,734
U.S. Treasury Ultra Long-Term Bonds	981	9/18	155,102,212	156,530,813	1,428,601
					1,283,550
Contracts to Sell:
90-Day Eurodollar	317	9/18	77,810,494	77,304,412	506,082
90-Day Eurodollar	2,084	12/18	510,423,811	507,245,600	3,178,211
U.S. Treasury 10-Year Notes	5,896	9/18	705,352,566	708,625,500	(3,272,934)
U.S. Treasury Long-Term Bonds	6,303	9/18	904,975,282	913,935,000	(8,959,718)
U.S. Treasury Ultra 10-Year Notes	1,055	9/18	132,954,163	135,287,271	(2,333,108)
					(10,881,467)
Net unrealized depreciation on open futures contracts					$(9,597,917)

At June 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2018[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$7,100,000	3/20/24	0.733%	1.000% quarterly	$99,119	$(86,875)	$185,994

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$1,195,622	7/25/36	4.420% monthly	$118,107	$78,299	$39,808	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$128,870,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(876,651)
	83,080,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(978,804)
	162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(3,192,108)
	214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(40,231)	(4,520,654)
	234,000,000	5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	379,818	(5,916,639)
	646,530,000	8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(176,004)	(744,201)
	1,009,570,000	9/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.36375% quarterly	—	566,989
	140,746,000	11/15/43	3-Month LIBOR quarterly	2.950% semi-annually	(640,739)	1,435,657
Total	$2,577,762,000				$(477,156)	$(14,226,411)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.30 Index	$2,030,390,000	6/20/23	1.000% quarterly	$30,037,590	$33,986,008	$(3,948,418)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $10,219,465,958)	$10,065,190,033
Investments in affiliated securities, at value (Cost — $1,312,816,644)	1,312,816,644
Cash	36,530,821
Receivable for securities sold	1,100,652,403
Interest receivable	50,666,246
Receivable from broker — variation margin on centrally cleared swap contracts	46,159,088
Receivable for Fund shares sold	20,205,449
Deposits with brokers for centrally cleared swaps	15,931,114
Receivable for open OTC swap contracts	915,504
OTC swaps, at value (premiums received — $(8,576))	217,226
Prepaid expenses	191,478
Other assets	2,971
Total Assets	12,649,478,977

Liabilities:
Payable for securities purchased	3,460,620,084
Payable for Fund shares repurchased	9,505,540
Written options, at value (premiums received — $4,346,935)	5,480,727
Investment management fee payable	2,780,796
Distributions payable	1,730,187
Payable to broker — variation margin on open futures contracts	1,688,398
Payable to broker — variation margin on centrally cleared swap contracts	372,104
Service and/or distribution fees payable	180,816
Directors’ fee payable	18,845
Accrued expenses	1,538,709
Total Liabilities	3,483,916,206
Total Net Assets	$9,165,562,771

Net Assets:
Par value (Note 7)	$747,195
Paid-in capital in excess of par value	9,467,144,200
Undistributed net investment income	1,779,784
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(121,091,469)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(183,016,939)
Total Net Assets	$9,165,562,771

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	49

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2018

Net Assets:
Class A	$380,754,491
Class C	$45,945,249
Class C1	$13,230,091
Class FI	$219,898,244
Class R	$27,768,914
Class I	$5,135,622,812
Class IS	$3,342,342,970

Shares Outstanding:
Class A	31,057,628
Class C	3,745,783
Class C1	1,078,379
Class FI	17,925,964
Class R	2,262,777
Class I	418,884,056
Class IS	272,240,888

Net Asset Value:
Class A (and redemption price)	$12.26
Class C*	$12.27
Class C1*	$12.27
Class FI (and redemption price)	$12.27
Class R (and redemption price)	$12.27
Class I (and redemption price)	$12.26
Class IS (and redemption price)	$12.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.80

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$137,766,042
Interest from affiliated investments	13,040,558
Less: Foreign taxes withheld	(19,601)
Total Investment Income	150,786,999

Expenses:
Investment management fee (Note 2)	19,524,181
Transfer agent fees (Note 5)	3,754,027
Service and/or distribution fees (Notes 2 and 5)	1,146,874
Fund accounting fees	295,347
Legal fees	169,017
Registration fees	137,984
Directors’ fees	116,753
Shareholder reports	48,391
Insurance	47,284
Audit and tax fees	36,280
Commitment fees (Note 9)	35,139
Interest expense	16,325
Custody fees	11,185
Fees recaptured by investment manager (Note 2)	2,101
Miscellaneous expenses	50,935
Total Expenses	25,391,823
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,539,978)
Net Expenses	22,851,845
Net Investment Income	127,935,154

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated investments	(104,583,944)
Futures contracts	8,525,103
Written options	31,086,119
Swap contracts	35,092,686
Net Realized Loss	(29,880,036)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated investments	(255,202,274)
Futures contracts	(7,314,863)
Written options	(1,805,315)
Swap contracts	(15,942,301)
Change in Net Unrealized Appreciation (Depreciation)	(280,264,753)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(310,144,789)
Decrease in Net Assets From Operations	$(182,209,635)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	51

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$127,935,154	$193,560,900
Net realized gain (loss)	(29,880,036)	11,471,799
Change in net unrealized appreciation (depreciation)	(280,264,573)	213,109,154
Increase (Decrease) in Net Assets From Operations	(182,209,635)	418,141,853

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(131,950,800)	(197,685,841)
Decrease in Net Assets From Distributions to Shareholders	(131,950,800)	(197,685,841)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,845,621,900	3,574,658,875
Reinvestment of distributions	122,568,087	184,955,370
Cost of shares repurchased	(1,927,987,434)	(1,954,506,935)
Increase in Net Assets From Fund Share Transactions	40,202,553	1,805,107,310
Increase (Decrease) in Net Assets	(273,957,882)	2,025,563,322

Net Assets:
Beginning of period	9,439,520,653	7,413,957,331
End of period*	$9,165,562,771	$9,439,520,653
*Includes undistributed net investment income of:	$1,779,784	$5,795,430

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.66	$12.32	$12.13	$12.31	$11.81	$12.37

Income (loss) from operations:
Net investment income	0.14	0.24	0.25	0.26	0.31	0.26
Net realized and unrealized gain (loss)	(0.40)	0.35	0.20	(0.17)	0.51	(0.53)
Total income (loss) from operations	(0.26)	0.59	0.45	0.09	0.82	(0.27)

Less distributions from:
Net investment income	(0.14)	(0.25)	(0.26)	(0.27)	(0.32)	(0.29)
Total distributions	(0.14)	(0.25)	(0.26)	(0.27)	(0.32)	(0.29)

Net asset value, end of period	$12.26	$12.66	$12.32	$12.13	$12.31	$11.81
Total return[3]	(2.02)%	4.82%	3.72%	0.75%	7.02%	(2.23)%

Net assets, end of period (millions)	$381	$419	$422	$329	$164	$194

Ratios to average net assets:
Gross expenses	0.85%[4,5]	0.86%[5]	0.85%[5]	0.91%	0.82%	0.87%
Net expenses[6]	0.82 [4,5,7]	0.82 [5,7]	0.83 [5,7]	0.90 [7]	0.82	0.87
Net investment income	2.29 [4]	1.95	2.03	2.14	2.50	2.13

Portfolio turnover rate[8]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to May 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.67	$12.33	$12.14	$12.32	$11.81	$12.37

Income (loss) from operations:
Net investment income	0.10	0.15	0.16	0.18	0.20	0.17
Net realized and unrealized gain (loss)	(0.40)	0.35	0.21	(0.17)	0.54	(0.53)
Total income (loss) from operations	(0.30)	0.50	0.37	0.01	0.74	(0.36)

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.18)	(0.19)	(0.23)	(0.20)
Total distributions	(0.10)	(0.16)	(0.18)	(0.19)	(0.23)	(0.20)

Net asset value, end of period	$12.27	$12.67	$12.33	$12.14	$12.32	$11.81
Total return[3]	(2.35)%	4.08%	3.01%	0.09%	6.26%	(2.94)%

Net assets, end of period (000s)	$45,945	$54,052	$56,994	$25,344	$11,177	$3,016

Ratios to average net assets:
Gross expenses	1.52%[4]	1.53%	1.52%	1.56%[5]	1.69%[5]	1.73%
Net expenses[6]	1.52 [4,7]	1.53	1.52	1.56 [5]	1.65 [5,7]	1.60 [7]
Net investment income	1.59 [4]	1.23	1.31	1.50	1.68	1.42

Portfolio turnover rate[8]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.67	$12.33	$12.14	$12.32	$11.82	$12.37

Income (loss) from operations:
Net investment income	0.12	0.19	0.21	0.22	0.25	0.21
Net realized and unrealized gain (loss)	(0.40)	0.35	0.19	(0.16)	0.52	(0.52)
Total income (loss) from operations	(0.28)	0.54	0.40	0.06	0.77	(0.31)

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.21)	(0.24)	(0.27)	(0.24)
Total distributions	(0.12)	(0.20)	(0.21)	(0.24)	(0.27)	(0.24)

Net asset value, end of period	$12.27	$12.67	$12.33	$12.14	$12.32	$11.82
Total return[3]	(2.20)%	4.39%	3.31%	0.44%	6.56%	(2.53)%

Net assets, end of period (000s)	$13,230	$14,844	$17,523	$20,219	$22,621	$27,827

Ratios to average net assets:
Gross expenses	1.20%[4]	1.23%	1.23%	1.22%	1.28%	1.27%
Net expenses[5]	1.20 [4,6]	1.23 [6]	1.23	1.22	1.28	1.27
Net investment income	1.91 [4]	1.53	1.65	1.82	2.09	1.72

Portfolio turnover rate[7]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.67	$12.33	$12.14	$12.32	$11.82	$12.37

Income (loss) from operations:
Net investment income	0.14	0.25	0.26	0.27	0.32	0.27
Net realized and unrealized gain (loss)	(0.39)	0.34	0.20	(0.16)	0.51	(0.52)
Total income (loss) from operations	(0.25)	0.59	0.46	0.11	0.83	(0.25)

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.27)	(0.29)	(0.33)	(0.30)
Total distributions	(0.15)	(0.25)	(0.27)	(0.29)	(0.33)	(0.30)

Net asset value, end of period	$12.27	$12.67	$12.33	$12.14	$12.32	$11.82
Total return[3]	(2.01)%	4.83%	3.74%	0.84%	7.10%	(2.06)%

Net assets, end of period (millions)	$220	$245	$177	$232	$213	$914

Ratios to average net assets:
Gross expenses	0.81%[4]	0.81%	0.81%[5]	0.82%[5]	0.81%[5]	0.83%[5]
Net expenses[6]	0.81 [4,7]	0.81 [7]	0.81 [5]	0.82 [5]	0.80 [5,7]	0.78 [5,7]
Net investment income	2.30 [4]	1.96	2.08	2.22	2.61	2.24

Portfolio turnover rate[8]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.79%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.77%. These expense limitations did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.68	$12.33	$12.14	$12.32	$11.82	$12.37

Income (loss) from operations:
Net investment income	0.12	0.20	0.21	0.24	0.27	0.22
Net realized and unrealized gain (loss)	(0.41)	0.36	0.20	(0.18)	0.52	(0.52)
Total income (loss) from operations	(0.29)	0.56	0.41	0.06	0.79	(0.30)

Less distributions from:
Net investment income	(0.12)	(0.21)	(0.22)	(0.24)	(0.29)	(0.25)
Total distributions	(0.12)	(0.21)	(0.22)	(0.24)	(0.29)	(0.25)

Net asset value, end of period	$12.27	$12.68	$12.33	$12.14	$12.32	$11.82
Total return[3]	(2.25)%	4.56%	3.41%	0.51%	6.70%	(2.42)%

Net assets, end of period (000s)	$27,769	$28,847	$20,357	$6,790	$2,703	$963

Ratios to average net assets:
Gross expenses	1.14%[4,5]	1.16%	1.14%[5]	1.18%[5]	1.34%[5]	1.27%[5]
Net expenses[6]	1.14 [4,5,7]	1.15 [7]	1.14 [5]	1.15 [5,7]	1.15 [5,7]	1.15 [5,7]
Net investment income	1.97 [4]	1.63	1.69	1.92	2.22	1.84

Portfolio turnover rate[8]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.66	$12.32	$12.13	$12.31	$11.81	$12.37

Income (loss) from operations:
Net investment income	0.16	0.29	0.30	0.32	0.35	0.30
Net realized and unrealized gain (loss)	(0.39)	0.35	0.20	(0.17)	0.51	(0.53)
Total income (loss) from operations	(0.23)	0.64	0.50	0.15	0.86	(0.23)

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.31)	(0.33)	(0.36)	(0.33)
Total distributions	(0.17)	(0.30)	(0.31)	(0.33)	(0.36)	(0.33)

Net asset value, end of period	$12.26	$12.66	$12.32	$12.13	$12.31	$11.81
Total return[3]	(1.84)%	5.21%	4.12%	1.21%	7.38%	(1.86)%

Net assets, end of period (millions)	$5,136	$5,627	$4,723	$2,384	$1,746	$570

Ratios to average net assets:
Gross expenses	0.53%[4]	0.55%	0.54%	0.54%	0.52%	0.49%
Net expenses	0.45 [4,5,6]	0.45 [5,6]	0.45 [5,6]	0.45 [5,6]	0.51 [5,6]	0.49
Net investment income	2.67 [4]	2.32	2.40	2.61	2.86	2.48

Portfolio turnover rate[7]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.68	$12.34	$12.15	$12.33	$11.82	$12.38

Income (loss) from operations:
Net investment income	0.17	0.30	0.31	0.32	0.36	0.31
Net realized and unrealized gain (loss)	(0.40)	0.34	0.19	(0.17)	0.52	(0.53)
Total income (loss) from operations	(0.23)	0.64	0.50	0.15	0.88	(0.22)

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.31)	(0.33)	(0.37)	(0.34)
Total distributions	(0.17)	(0.30)	(0.31)	(0.33)	(0.37)	(0.34)

Net asset value, end of period	$12.28	$12.68	$12.34	$12.15	$12.33	$11.82
Total return[3]	(1.82)%	5.23%	4.14%	1.22%	7.53%	(1.81)%

Net assets, end of period (millions)	$3,342	$3,051	$1,997	$1,734	$1,318	$1,129

Ratios to average net assets:
Gross expenses	0.43%[4,5]	0.44%	0.43%	0.44%[5]	0.45%[5]	0.45%[5]
Net expenses[6]	0.42 [4,5,7]	0.42 [7]	0.43	0.44 [5]	0.45 [5,7]	0.44 [5,7]
Net investment income	2.71 [4]	2.35	2.44	2.61	2.92	2.57

Portfolio turnover rate[8]	59%	102%	81%	85%	93%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 228% for the six months ended June 30, 2018, 363%, 204%, 237%, 318% and 345% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2018 Semi-Annual Report	59

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

60	Western Asset Core Bond Fund 2018 Semi-Annual Report

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Mortgage-backed securities	—	$3,365,777,014	$23,350,781		$3,389,127,795
Corporate bonds & notes:
Financials	—	889,133,527	0	*	889,133,527
Industrials	—	122,858,801	307,950		123,166,751
Other corporate bonds & notes	—	1,505,499,828	—		1,505,499,828
Collateralized mortgage obligations	—	1,245,557,916	8,266,576		1,253,824,492
U.S. government & agency obligations	—	852,211,238	—		852,211,238
Asset-backed securities	—	717,548,579	3,117,736		720,666,315
Sovereign bonds	—	399,946,089	—		399,946,089
U.S. treasury inflation protected securities	—	39,393,646	—		39,393,646
Municipal bonds	—	5,728,071	—		5,728,071
Purchased options:
Exchange-traded purchased options	$1,398,443	—	—		1,398,443
OTC purchased options	—	87,260	—		87,260
Total long-term investments	1,398,443	9,143,741,969	35,043,043		9,180,183,455
Short-term investments†:
U.S. government & agency obligations	—	119,799,726	—		119,799,726
Commercial paper	—	765,206,852	—		765,206,852
Money market funds	—	1,312,816,644	—		1,312,816,644
Total short-term investments	—	2,197,823,222	—		2,197,823,222
Total investments	$1,398,443	$11,341,565,191	$35,043,043		$11,378,006,677
Other financial instruments:
Futures contracts	11,804,766	—	—		11,804,766
OTC credit default swaps on corporate issues — sell protection‡	—	99,119	—		99,119
Centrally cleared interest rate swaps	—	2,002,646	—		2,002,646
OTC credit default swap on credit indices — sell protection‡	—	—	118,107		118,107
Total other financial instruments	$11,804,766	$2,101,765	$118,107		$14,024,638
Other assets	—	—	1,485		1,485
Total	$13,203,209	$11,343,666,956	$35,162,635		$11,392,032,800

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$21,402,683	—	—	$21,402,683
Written options:
Exchange-traded written options	5,313,774	—	—	5,313,774
OTC written options	—	$166,953	—	166,953
Centrally cleared interest rate swaps	—	16,229,057	—	16,229,057
Centrally cleared credit default swaps on credit indices — sell protection	—	3,948,418	—	3,948,418
Total	$26,716,457	$20,344,428	—	$47,060,885

*	Amount represents less than $1.

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option

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Notes to financial statements (unaudited) (cont’d)

is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to inter-face with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities.

64	Western Asset Core Bond Fund 2018 Semi-Annual Report

These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2018, the total notional value of all credit default swaps to sell protection was $2,038,685,622. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects

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Notes to financial statements (unaudited) (cont’d)

the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

66	Western Asset Core Bond Fund 2018 Semi-Annual Report

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take

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Notes to financial statements (unaudited) (cont’d)

possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2018, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amount of $568,517 and $768,828, respectively.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on

68	Western Asset Core Bond Fund 2018 Semi-Annual Report

the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

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Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held OTC written options with credit related contingent features which had a liability position of $166,953. If a contingent feature in the master agreements would have been triggered, the Fund would have been requiried to pay this amount to its derivative counterparties.

At June 30, 2018, the Fund held non-cash collateral from JPMorgan Chase & Co. in the amount of $105,691. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

70	Western Asset Core Bond Fund 2018 Semi-Annual Report

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) and Western Asset Management Company Limited in London ("Western Asset London") are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

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Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $2,539,978.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2018	$44,616	—	—	—	—	$3,137,033	—
Expires December 31, 2019	178,824	—	—	—	$2,097	4,846,341	$296,765
Expires December 31, 2020	63,613	$363	$106	$1,729	1,019	2,381,588	91,318
Total fee waivers/expense reimbursements subject to recapture	$287,053	$363	$106	$1,729	$3,116	$10,364,962	$388,083

For the six months ended June 30, 2018, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class R	Class IS
LMPFA recaptured	$1,118	$928	$55

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C	Class C1
Sales charges	$16,010	—	—
CDSCs	863	$2,115	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

72	Western Asset Core Bond Fund 2018 Semi-Annual Report

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,418,554,417	$21,536,543,966
Sales	670,566,246	22,123,485,532

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$11,532,282,602	$64,444,841	$(218,720,766)	$(154,275,925)
Swap contracts	33,500,276	2,228,448	(20,177,475)	(17,949,027)
Written options	(4,346,935)	455,853	(1,589,645)	(1,133,792)
Futures contracts	—	11,804,766	(21,402,683)	(9,597,917)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,398,443	$87,260	$1,485,703
Futures contracts[3]	11,804,766	—	11,804,766
OTC swap contracts	—	217,226	217,226
Centrally cleared swap contracts[4]	2,002,646	—	2,002,646
Total	$15,205,855	$304,486	$15,510,341

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$5,313,774	$166,953	$5,480,727
Futures contracts[3]	21,402,683	—	21,402,683
Centrally cleared swap contracts[4]	16,229,057	3,948,418	20,177,475
Total	$42,945,514	$4,115,371	$47,060,885

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2018 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(11,690,267)	$(32,681)	$(11,722,948)
Written options	31,083,252	2,867	31,086,119
Futures contracts	8,525,103	—	8,525,103
Swap contracts	30,472,836	4,619,850	35,092,686
Total	$58,390,924	$4,590,036	$62,980,860

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investments transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,337,558)	$(111,510)	$(1,449,068)
Written options	(1,837,132)	31,817	(1,805,315)
Futures contracts	(7,314,863)	—	(7,314,863)
Swap contracts	(9,299,897)	(6,642,404)	(15,942,301)
Total	$(19,789,450)	$(6,722,097)	$(26,511,547)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,663,487
Written options	6,124,777
Futures contracts (to buy)	6,518,689,944
Futures contracts (to sell)	4,416,884,731

Average Notional Balance
Interest rate swap contracts	$2,027,307,857
Credit default swap contracts (to sell protection)	1,735,838,630

74	Western Asset Core Bond Fund 2018 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
JPMorgan Chase & Co.	$99,119	—	$99,119	$(99,119)	—
Banc of America Securities LLC	205,367	$(166,953)	38,414	—	$38,414
Total	$304,486	$(166,953)	$137,533	$(99,119)	$38,414

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$494,653	†	$352,715
Class C	247,089		23,969
Class C1	48,882	†	5,655
Class FI	285,817	†	160,043
Class R	70,433		30,796
Class I	—		3,156,708
Class IS	—		24,141
Total	$1,146,874		$3,754,027

†

Amounts are shown exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $21, $13, and $208 for Class A, Class C1 and Class FI shares, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$63,634
Class C	363

Western Asset Core Bond Fund 2018 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Class C1	$119
Class FI	1,937
Class R	1,019
Class I	2,381,588
Class IS	91,318
Total	$2,539,978

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$4,697,017	$8,592,119
Class C	412,109	696,612
Class C1	138,950	254,318
Class FI	2,721,727	4,308,365
Class R	288,733	445,005
Class I	79,080,906	118,910,794
Class IS	44,611,358	64,478,628
Total	$131,950,800	$197,685,841

7. Capital shares

At June 30, 2018, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,064,564	$75,018,461	12,166,410	$152,168,143
Shares issued on reinvestment	298,191	3,680,420	583,124	7,323,992
Shares repurchased	(8,416,485)	(103,887,193)	(13,866,451)	(173,678,315)
Net decrease	(2,053,730)	$(25,188,312)	(1,116,917)	$(14,186,180)

Class C
Shares sold	396,233	$4,913,785	1,103,007	$13,855,433
Shares issued on reinvestment	25,650	316,674	41,222	518,178
Shares repurchased	(942,598)	(11,636,673)	(1,501,036)	(18,821,847)
Net decrease	(520,715)	$(6,406,214)	(356,807)	$(4,448,236)

Class C1
Shares sold	4,033	$50,085	26,221	$329,486
Shares issued on reinvestment	10,953	135,276	18,992	238,718
Shares repurchased	(108,035)	(1,329,727)	(294,901)	(3,700,029)
Net decrease	(93,049)	$(1,144,366)	(249,688)	$(3,131,825)

76	Western Asset Core Bond Fund 2018 Semi-Annual Report

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class FI
Shares sold	3,539,354	$43,901,391	10,380,917	$130,763,751
Shares issued on reinvestment	215,121	2,656,527	332,438	4,183,435
Shares repurchased	(5,145,646)	(63,639,781)	(5,746,925)	(72,182,996)
Net increase (decrease)	(1,391,171)	$(17,081,863)	4,966,430	$62,764,190

Class R
Shares sold	519,147	$6,431,829	1,291,706	$16,166,365
Shares issued on reinvestment	11,863	146,473	16,223	204,069
Shares repurchased	(544,097)	(6,729,886)	(682,503)	(8,582,623)
Net increase (decrease)	(13,087)	$(151,584)	625,426	$7,787,811

Class I
Shares sold	82,646,579	$1,023,798,909	149,490,957	$1,874,307,265
Shares issued on reinvestment	5,845,020	72,127,459	8,650,913	108,744,393
Shares repurchased	(113,965,057)	(1,399,224,928)	(97,076,144)	(1,210,681,096)
Net increase (decrease)	(25,473,458)	$(303,298,560)	61,065,726	$772,370,562

Class IS
Shares sold	55,817,109	$691,507,440	110,805,967	$1,387,068,432
Shares issued on reinvestment	3,520,918	43,505,258	5,064,122	63,742,585
Shares repurchased	(27,659,152)	(341,539,246)	(37,149,070)	(466,860,029)
Net increase	31,678,875	$393,473,452	78,721,019	$983,950,988

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC ("Cash Management Portfolio"), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$1,770,704,834	$2,447,211,810	2,447,211,810	$2,905,100,000	2,905,100,000	—	$13,040,558	—	$1,312,816,644

Western Asset Core Bond Fund 2018 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $35,139. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

10. Capital loss carryforward

As of December 31, 2017, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2018	$33,363,704

This amount will be available to offset any future taxable gains, except that under applicable tax rules, deferred capital losses of $7,775,650, which have no expiration date, must be used first to offset any such gains.

78	Western Asset Core Bond Fund 2018 Semi-Annual Report

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

*	Prior to May 2, 2018, known as Western Asset Management Company
**	Effective May 7, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc..

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/18 SR18-3413

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 24, 2018